As filed with the Securities and Exchange Commission on January 11, 2008
Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING INVESTORS TRUST
(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.
ING U.S. Legal Services
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING VAN KAMPEN LARGE CAP GROWTH PORTFOLIO

(formerly known as ING FMRSM Large Cap Growth Portfolio)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

February 26, 2008

Dear Variable Contract Owner/Plan Participant:

On behalf of the Board of Trustees (the “Board”) of ING Van Kampen Large Cap Growth Portfolio (“Van Kampen Large Cap Growth Portfolio”), a series of ING Investors Trust (“IIT”), we are pleased to invite you to a special meeting of shareholders  (“Special Meeting”) of Van Kampen Large Cap Growth Portfolio, which is scheduled for 10:00 a.m., Local time, on April 10, 2008, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  At the Special Meeting, shareholders of Van Kampen Large Cap Growth Portfolio will be asked to vote on:

(1)                                  a proposed reorganization of Van Kampen Large Cap Growth Portfolio with and into ING Van Kampen Capital Growth Portfolio (“Van Kampen Capital Growth Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”); and

(2)                                  an investment sub-advisory agreement appointing Morgan Stanley Investment Management, Inc., doing business under the name “Van Kampen”, as the sub-adviser to Van Kampen Large Cap Growth Portfolio  (the “Van Kampen Sub-Advisory Agreement”).

From November 6, 2006 until January 31, 2008, the Van Kampen Large Cap Growth Portfolio was known as ING FMRSM Large Cap Growth Portfolio.  The Portfolio was sub-advised by Fidelity Management & Research Company (“FMR”), from May 2005 until January 31, 2008.  On December 5, 2007, the Board reviewed and approved the proposed reorganization (the “Reorganization”) of ING FMRSM Large Cap Growth Portfolio with and into Van Kampen Capital Growth Portfolio, which is currently sub-advised by Morgan Stanley Investment Management, Inc., doing business under the name “Van Kampen.”  The investment objectives and policies of the Portfolios are similar in many respects.  Recently, FMR notified the Portfolio’s investment adviser of its intention to change the portfolio manager, which would also result in portfolio realignment and transaction costs. In light of the pending Reorganization, the Board approved the termination of the investment sub-advisory agreement with FMR and, effective January 31, 2008, approved the appointment of Van Kampen, as the sub-adviser on an interim basis, pending shareholder consideration of a longer-term appointment.

Shares of Van Kampen Large Cap Growth Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”).  Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Van Kampen Large Cap Growth Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of Van Kampen Large Cap Growth Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying notice, combined proxy statement and prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Van Kampen Capital Growth Portfolio instead of shares of Van Kampen Large Cap Growth Portfolio.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a larger portfolio with a similar investment objective.

Due to the termination of the sub-advisory agreement with FMR, Van Kampen began serving as the sub-adviser to Van Kampen Large Cap Growth Portfolio pursuant to an interim sub-advisory agreement, dated January 31, 2008 pending shareholder approval of a longer-term appointment.  If the second proposal is approved, Van Kampen would continue to serve as the sub-adviser to the Portfolio under the proposed Van Kampen Sub-Advisory Agreement until the consummation of the Reorganization.

AFTER CAREFUL CONSIDERATION, THE BOARD OF VAN KAMPEN LARGE CAP GROWTH PORTFOLIO APPROVED THE REORGANIZATION AND THE VAN KAMPEN SUB-ADVISORY AGREEMENT AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THESE PROPOSALS.

A Proxy Statement/Prospectus that describes these proposals in detail is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.  Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than April 9, 2008.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,

President and Chief Executive Officer

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ING VAN KAMPEN LARGE CAP GROWTH PORTFOLIO

(formerly known as ING FMRSM Large Cap Growth Portfolio)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

Notice of Special Meeting of Shareholders

of ING Van Kampen Large Cap Growth Portfolio

Scheduled for April 10, 2008

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting (“Special Meeting”) of shareholders of ING Van Kampen Large Cap Growth Portfolio (“Van Kampen Large Cap Growth Portfolio”) is scheduled for April 10, 2008, at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)                 To approve an agreement and plan of reorganization by and between Van Kampen Large Cap Growth Portfolio and ING Van Kampen Capital Growth Portfolio (“Van Kampen Capital Growth Portfolio”), providing for the reorganization of Van Kampen Large Cap Growth Portfolio with and into Van Kampen Capital Growth Portfolio (the “Reorganization”);

(2)                 To approve an investment sub-advisory agreement among ING Investors Trust, Directed Services, LLC (“DSL”), Van Kampen Large Cap Growth Portfolio’s investment adviser and Morgan Stanley Investment Management, Inc., doing business under the name “Van Kampen,” pursuant to which Van Kampen would continue as the sub-adviser to Van Kampen Large Cap Growth Portfolio; and

(3)                 To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on January 11, 2008, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Van Kampen Large Cap Growth Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.

Secretary

February 26, 2008

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PROXY STATEMENT/PROSPECTUS

February 26, 2008

TABLE OF CONTENTS

INTRODUCTION	1
SUMMARY	3
The Proposed Reorganization	3
The Proposed Van Kampen Sub-Advisory Agreement	5
PROPOSAL I – APPROVAL OF REORGANIZATION AGREEMENT	7
Comparison of Investment Objectives and Principal Investment Strategies	7
Comparison of Portfolio Characteristics	10
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios	11
Comparison of Portfolio Performance	15
COMPARISON OF FEES AND EXPENSES	18
Management Fees	18
Sub-Adviser Fees	18
Administration Fees	18
Distribution and Service Fees	19
Expense Limitation Arrangements	19
Expense Tables	19
Portfolio Expenses	19
Portfolio Transitioning	23
Key Differences in the Rights of Van Kampen Large Cap Growth Portfolio’s Shareholders and Van Kampen Capital Growth Portfolio’s Shareholders	23
INFORMATION ABOUT THE REORGANIZATION	24
The Reorganization Agreement	24
Reasons for the Reorganization	24
Board Considerations	24
Tax Considerations	25
Expenses of the Reorganization	25
Future Allocation of Premiums	25
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	26
Form of Organization	26
Adviser	26
Distributor	26
Dividends, Other Distributions and Taxes	26
Capitalization	28
PROPOSAL II – APPROVAL OF VAN KAMPEN SUB-ADVISORY AGREEMENT	29
Van Kampen Large Cap Growth Portfolio’s Investment Advisory Arrangement	29
The Prior Sub-Advisory Agreement	29
The Interim Agreement	29
The Van Kampen Sub-Advisory Agreement	30
Board Considerations	30
GENERAL INFORMATION ABOUT THE PROXY STATEMENT	31
Solicitation of Proxies	31
Voting Rights	32
Other Matters to Come Before the Special Meeting	33
Shareholder Proposals	33
APPENDIX A - Agreement and Plan of Reorganization	A-1
APPENDIX B – Form of Van Kampen Sub-Advisory Agreement	B-1
APPENDIX C – Additional Information Regarding Van Kampen Capital Growth Portfolio	C-1
APPENDIX D – Security Ownership of Certain Beneficial and Record Owners	D-1

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PROXY STATEMENT/PROSPECTUS

February 26, 2008

PROXY STATEMENT FOR:

ING VAN KAMPEN LARGE CAP GROWTH PORTFOLIO

(formerly known as ING FMRSM Large Cap Growth Portfolio)

(A Series of ING Investors Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

PROSPECTUS FOR:

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO

(A Series of ING Investors Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

INTRODUCTION

From November 6, 2006 until January 31, 2008, ING Van Kampen Large Cap Growth Portfolio (“Van Kampen Large Cap Growth Portfolio”), a series of ING Investors Trust (“IIT”), was known as ING FMRSM Large Cap Growth Portfolio.  From May 2005 until January 31, 2008, the Portfolio was sub-advised by Fidelity Management & Research Company (“FMR”).  On December 5, 2007, the Board of Trustees (the “Board”) of IIT reviewed and approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the proposed reorganization (the “Reorganization”) of ING FMRSM Large Cap Growth Portfolio with and into ING Van Kampen Capital Growth Portfolio (“Van Kampen Capital Growth Portfolio”), which is currently sub-advised by Morgan Stanley Investment Management, Inc., doing business under the name “Van Kampen.”  The investment objectives and investment policies of the Portfolios are similar in many respects.  Directed Services, LLC (“DSL”) serves as investment adviser to both Portfolios.  Recently, FMR notified DSL of its intention to change the portfolio manager for ING FMRSM Large Cap Growth Portfolio, which would also result in portfolio realignment and transaction expenses. In light of the pending Reorganization and to avoid these additional transition costs, the Board approved the termination of the investment sub-advisory agreement with FMR and, effective January 31, 2008, approved the appointment of Van Kampen as the sub-adviser on an interim basis, pending shareholder consideration of a longer-term appointment.

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders of Van Kampen Large Cap Growth Portfolio to be held on April 10, 2008, as adjourned from time to time (“Special Meeting”), at which shareholders of Van Kampen Large Cap Growth Portfolio will vote on (1) the Reorganization Agreement, and (2) the sub-advisory agreement among IIT, DSL and Van Kampen (the “Van Kampen Sub-Advisory Agreement”).

Because you, as a shareholder of Van Kampen Large Cap Growth Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Van Kampen Capital Growth Portfolio, this Proxy Statement also serves as a prospectus for Van Kampen Capital Growth Portfolio.  Van Kampen Capital Growth Portfolio is an open-end management investment company, which seeks long-term capital appreciation.

If the proposed Reorganization Agreement is approved, Van Kampen Large Cap Growth Portfolio will transfer all of its assets and liabilities to Van Kampen Capital Growth Portfolio in exchange solely for shares of Van Kampen Capital Growth Portfolio.  If the proposed Van Kampen Sub-Advisory Agreement is not approved but the Reorganization Agreement is approved, Van Kampen will serve as the interim sub-adviser to Van Kampen Large Cap Growth Portfolio subject to the terms of the interim sub-advisory agreement (the “Interim Agreement”) until the Reorganization is consummated and the Portfolio is liquidated.  If the Reorganization is not consummated prior to the expiration of the Interim Agreement, Van Kampen will not be able to continue serving as the sub-adviser, and the Board would consider various options including the appointment of a new sub-adviser in accordance with applicable law.  If the proposed Van Kampen Sub-Advisory Agreement is approved, but the Reorganization Agreement is not, Van Kampen will continue to provide sub-advisory services to Van Kampen Large Cap Growth Portfolio and the Board will determine what action, if any, should be taken.  If neither proposal is approved, the Board will consider various options with respect to Van Kampen Large Cap Growth Portfolio in accordance with applicable law.

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”). Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated February 26, 2008, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of Van Kampen Large Cap Growth Portfolio, see the Adviser Class (“ADV Class”), Institutional Class (“Class I”), and Service Class (“Class S”) prospectuses of Van Kampen Large Cap Growth Portfolio, dated April 30, 2007, which is incorporated by reference (File No: 033-23512); and the Adviser Class (“ADV Class”), Institutional Class (“Class I”), and Service Class (“Class S”) prospectuses of  Van Kampen Capital Growth Portfolio, dated April 30, 2007.  Both Portfolios’ SAI, dated April 30, 2007, is also incorporated herein by reference (File No: 033-23512).  Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  The annual report for each Portfolio for the fiscal year ended December 31, 2006 and the semi-annual report for each Portfolio for the fiscal period ended June 30, 2007  are incorporated herein by reference (File No: 811-05629).  For a copy of the current prospectus, SAI, annual report, and semi-annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-992-0180.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF THE PROPOSALS

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, which is attached hereto as Appendix A, and the Van Kampen Sub-Advisory Agreement, which is attached hereto as Appendix B.  Also, you should consult the ADV Class, Class I, and Class S prospectuses, all dated April 30, 2007, for more information about Van Kampen Capital Growth Portfolio.

The Proposed Reorganization

At a meeting held on December 5, 2007, the Board of Van Kampen Large Cap Growth Portfolio approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Van Kampen Large Cap Growth Portfolio to Van Kampen Capital Growth Portfolio in exchange for shares of beneficial interest of Van Kampen Capital Growth Portfolio;

•                  the assumption by Van Kampen Capital Growth Portfolio of the liabilities of Van Kampen Large Cap Growth Portfolio known as of the Closing Date (as described below);

•                  the distribution of shares of Van Kampen Capital Growth Portfolio to the shareholders of Van Kampen Large Cap Growth Portfolio; and

•                  the complete liquidation of Van Kampen Large Cap Growth Portfolio.

Shares of Van Kampen Capital Growth Portfolio would be distributed to shareholders of Van Kampen Large Cap Growth Portfolio so that each shareholder would receive a number of full and fractional shares of Van Kampen Capital Growth Portfolio equal to the aggregate value of shares of Van Kampen Large Cap Growth Portfolio held by such shareholder.

Each shareholder will hold, immediately after the Closing Date, shares of Van Kampen Capital Growth Portfolio having an aggregate value equal to the aggregate value of the shares of Van Kampen Large Cap Growth Portfolio held by that shareholder as of the close of business on the Closing Date.

As a result of the Reorganization, each owner of ADV Class, Class I and Class S shares of Van Kampen Large Cap Growth Portfolio would become a shareholder of the corresponding share class of Van Kampen Capital Growth Portfolio.  The Reorganization is expected to be effective on April 26, 2008, or such other date as the parties may agree (the “Closing Date”).

In considering whether to approve the Reorganization, you should note that:

•                  The Portfolios have similar investment objectives;

•                  Van Kampen Large Cap Growth Portfolio seeks to invest in securities of companies with large market capitalization, while Van Kampen Capital Growth Portfolio invests primarily in equity securities of growth-oriented companies and does not have a market capitalization focus;

•                  Both Portfolios have the same investment adviser and sub-adviser, DSL and Van Kampen, respectively, and the same portfolio managers;

•                  Van Kampen Large Cap Growth Portfolio is the larger Portfolio (approximately $611.8 million in net assets compared to $104.9 million in net assets for Van Kampen Capital Growth Portfolio, as of June 30, 2007);

•                  Shareholders of Van Kampen Large Cap Growth Portfolio, after becoming shareholders of Van Kampen Capital Growth Portfolio, would benefit from a lower management fee.

•                  As a result of the Reorganization, the gross and net expenses for all classes of the disappearing Van Kampen Large Cap Growth Portfolio will reduce;

•                  The purchase and redemption of shares of each Portfolio may be made only by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD”);

•                  In connection with the Reorganization, certain holdings of Van Kampen Large Cap Growth Portfolio may be sold shortly prior to the Closing Date. The sub-adviser to Van Kampen Capital Growth Portfolio may also sell portfolio securities acquired from Van Kampen Large Cap Growth Portfolio after the Closing Date.  In addition, both Portfolios may engage in a variety of transition management techniques to facilitate the Portfolio transition process.  Such sales and purchases would result in increased transaction costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither Van Kampen Large Cap Growth Portfolio nor its shareholders, nor Van Kampen Capital Growth Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Prior to the Closing Date, Van Kampen Large Cap Growth Portfolio will pay to the Participating Insurance Companies’ Separate Accounts and Qualified Plans that own its shares, a cash distribution which is intended to distribute any undistributed investment company taxable income and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

The unaudited gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of June 30, 2007, are as follows:

	ADV Class	Class I	Class S

Gross Expenses Before the Reorganization:
Van Kampen Large Cap Growth Portfolio(1)	1.46%	0.71%	0.96%
Van Kampen Capital Growth Portfolio(1)	1.41%	0.66%	0.91%

	ADV Class	Class I	Class S
Net Expenses Before the Reorganization: (After Fee Waiver)
Van Kampen Large Cap Growth Portfolio(1)	1.28%	0.68%	0.93%
Van Kampen Capital Growth Portfolio(1)*	1.22%	0.62%	0.87%

(1)    Includes distribution fee waivers of 0.15% for ADV Class.

*                      Excludes reimbursement for prior period sub-adviser savings waiver of 0.10%. Includes current period sub-adviser savings waiver of 0.04%.

	ADV Class	Class I	Class S

After the Reorganization: Van Kampen Capital Growth Portfolio Pro Forma
Gross estimated expenses of Van Kampen Capital Growth Portfolio	1.40%	0.65%	0.90%
Net estimated expenses of Van Kampen Capital Growth Portfolio	1.23%	0.63%	0.88%

The Proposed Van Kampen Sub-Advisory Agreement

At a meeting held on January 31, 2008, the Board, approved the Van Kampen Sub-Advisory Agreement between DSL and Van Kampen.  Shareholders of Van Kampen Large Cap Growth Portfolio must approve the proposed Van Kampen Sub-Advisory Agreement for it to become effective.

In considering whether to approve the Van Kampen Sub-Advisory Agreement, you should note that:

•                 Beginning on May 2, 2005, Van Kampen Large Cap Growth Portfolio was sub-advised by FMR, and since November 6, 2006,the Portfolio’s name was ING FMRSM Large Cap Growth Portfolio;

•                 On December 5, 2007, the Board approved the Reorganization of the Portfolio with and into Van Kampen Capital Growth Portfolio, as described above;

•                 Subsequently, FMR announced its intention to change the portfolio manager, which would also result in portfolio realignment and transaction costs;

•                 On January 31, 2008, the Board terminated the sub-advisory relationship with FMR and engaged the services of Van Kampen, on an interim basis, as sub-adviser to the Portfolio subject to the terms of an interim investment sub-advisory arrangement between DSL and Van Kampen (the “Interim Agreement”);

•                 Consistent with the change of sub-adviser, the Portfolio’s name was changed to “ING Van Kampen Large Cap Growth Portfolio”;

•                 For 150 days after January 31, 2008, or until the Closing Date of the Reorganization, or until the replacement of Van Kampen, whichever occurs first, Van Kampen shall serve as sub-adviser to both Van Kampen Capital Growth Portfolio and Van Kampen Large Cap Growth Portfolio;

•                 To provide for uninterrupted sub-advisory services to the Portfolio, in case the Reorganization is not approved or consummated within the interim period, the Board also approved the proposed Van Kampen Sub-Advisory Agreement at an in-person meeting held on January 31, 2008;

•                 Shareholders must approve the proposed Van Kampen Sub-Advisory Agreement for it to become effective;

•                 The terms of the Interim Agreement and the Van Kampen Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with FMR;

•                 DSL continues to be responsible for monitoring the investment program and performance of Van Kampen; and

•                 Van Kampen is responsible for the day-to-day management of the Portfolio in accordance with the investment objective, policies, and strategies as reflected in the Portfolio’s current prospectus.

The appointment of Van Kampen on an interim basis as sub-adviser to the Portfolio was done in accordance with Rule 15a-4 under the 1940 Act, which permits the appointment of an investment adviser or sub-adviser on an interim basis, for 150 days following the date on which the previous contract was terminated, without shareholder approval, subject to certain conditions.  Van Kampen is not affiliated with DSL and discharges its responsibilities subject to DSL’s and the Board’s oversight and supervision. Van Kampen is paid by DSL, and not by the Portfolio, from the investment management fees DSL receives from the Portfolio.  The terms of the Van Kampen Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with FMR.  The compensation payable by DSL to Van Kampen under the Van Kampen Sub-Advisory Agreement equals the compensation payable under the sub-advisory agreement with FMR and the Interim Agreement.

If the shareholders reject the agreement, Van Kampen would not be able to continue serving as investment sub-adviser to Van Kampen Large Cap Growth Portfolio past the end of the 150-day interim period, and the Board would consider various options with respect to Van Kampen Large Cap Growth Portfolio in accordance with applicable law.

Approval of the Reorganization Agreement and the Van Kampen Sub-Advisory Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of thirty percent of the outstanding shares present in person or by proxy shall constitute a quorum at the meeting. A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given, unless the adjournment is more than 180 days after the record date or, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF VAN KAMPEN LARGE CAP GROWTH PORTFOLIO APPROVED THE PROPOSED REORGANIZATION AND THE PROPOSED VAN KAMPEN SUB-ADVISORY AGREEMENT.  THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THESE PROPOSALS.

PROPOSAL I – APPROVAL OF REORGANIZATION AGREEMENT

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between Van Kampen Large Cap Growth Portfolio and Van Kampen Capital Growth Portfolio:

	Van Kampen Large Cap Growth Portfolio (formerly known as ING FMRSM Large Cap Growth Portfolio)	Van Kampen Capital Growth Portfolio
Investment Objective	Growth of capital over the long term. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.	Long-term capital appreciation. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•      The sub-adviser normally invests the Portfolio’s assets primarily in common stocks.

•      The sub-adviser normally invests at least 80% of the Portfolio’s assets in securities of companies with large market capitalizations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Although a universal definition of large market capitalization companies does not exist, for purposes of this Portfolio, the sub-adviser generally defines large market capitalization companies as those whose market capitalizations are similar to the market capitalization of companies in the Russell 1000® Index or the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

•      The sub-adviser invests the Portfolio’s assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (“P/E”) or price/book (“P/B”) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or

•      Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities, including emerging market securities. The sub-adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the sub-adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.

•      Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio’s investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio’s investments.

•      The sub-adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The sub-adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The sub-adviser

	Van Kampen Large Cap Growth Portfolio (formerly known as ING FMRSM Large Cap Growth Portfolio)	Van Kampen Capital Growth Portfolio

market position. The stocks of these companies are often called “growth” stocks.

•      The sub-adviser uses the Russell 1000® Growth Index as a guide in structuring the Portfolio and selecting its investments. The sub-adviser considers the Portfolio’s security, industry and market capitalization weightings relative to the index.

•      The sub-adviser may invest up to 25% of the Portfolio’s assets at the time of purchase in securities of foreign issuers, including emerging market issuers, in addition to securities of domestic issuers.

•      In buying and selling securities for the Portfolio, the sub-adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the sub-adviser invests for the long-term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

•      The sub-adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If the Sub-Adviser’s strategies do not work as intended, the Portfolio may not achieve its investment objective.

•      The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

•      The Portfolio may invest up to 10% of its total assets in Real Estate Investment Trusts (“REITs”).

•      In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures.

•      The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Investment Adviser	DSL	DSL

Sub-Adviser	Van Kampen	Van Kampen

	Van Kampen Large Cap Growth Portfolio (formerly known as ING FMRSM Large Cap Growth Portfolio)	Van Kampen Capital Growth Portfolio
Portfolio Manager(s)	Dennis Lynch, David Cohen, Sam Chainani and Alexander Norton	Dennis Lynch, David Cohen, Sam Chainani and Alexander Norton

As you can see from the chart, the Portfolios have similar investment objectives.  However, in order to seek to achieve its objective, Van Kampen Large Cap Growth Portfolio seeks to invest in securities of companies with large market capitalization, while Van Kampen Capital Growth Portfolio invests primarily in equity securities of growth-oriented companies, and does not have a market capitalization focus.  Each Portfolio is managed by the same investment adviser and sub-adviser.  While Van Kampen Capital Growth Portfolio’s principal investment strategies provide that the Portfolio may lend portfolio securities on a short-term and long-term basis up to 33 1/3% of its total assets and invest up to 10% of its total assets in REITs, the principal investment strategies of Van Kampen Large Cap Growth Portfolio indicate that the Portfolio may invest in other investment companies, including exchange-traded funds.  Van Kampen Large Cap Growth Portfolio may also engage in frequent and active trading of portfolio securities to achieve its investment objective.  Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of June 30, 2007:

	Van Kampen Large Cap Growth Portfolio(1) (formerly FMR SM Large Cap Growth Portfolio)		Van Kampen Capital Growth Portfolio

Net Assets	$611,684,525		$104,888,755

Number of Holdings	91		40

Portfolio Turnover Rate(2)	147%		26%

Average market capitalization(3) of companies in the Portfolio	$40,943,675,217		$30,546,186,975

Market Capitalization(3) range of the companies in the Portfolio:

Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	64.7%		60.4%

Holdings in companies with market capitalizations between $10 billion and $1 billion (as a % of market value*)	35.3%		16.7%

Holdings in companies with market capitalizations under $1 billion (as a % of market value*)	N/A		N/A

	Computers	9.70%	Internet	18.8%
	Home Builders	5.40%	Retail	12.5%
Top 5 Industries (as % of net assets)	Oil & Gas	5.20%	Chemicals	6.1%
	Software	5.20%	Commercial Services	6.1%
	Insurance	4.90%	Real Estate	6.1%

U.S. Equity Securities (as a % of market value*)	$599,491,496	100%	$80,193.305	77%

Foreign Securities (as a % of market value*)	$0	0%	$23,835,194	23%

Securities Lending Collateral (as a % of market value*)	$0	0%	$26,925,000	26%

	Apple, Inc.	3.70%	Google, Inc.	6.7%
	Cisco Systems, Inc.	3.30%	Monsanto Co.	6.1%
	WellPoint, Inc.	2.80%	Brookfield Asset Management, Inc.	6.1%
Top 10 Holdings (as a % of net assets)	Transocean, Inc.	2.70%	Amazon.com, Inc.	4.8%
	National Oilwell Varco, Inc.	2.60%	eBay, Inc.	4.8%
	Allegheny Technologies, Inc.	2.50%	Sears Holding Corp.	4.7%
	Hewlett-Packard Co.	2.40%	American Express Co.	4.4%
	Applied Materials, Inc.	2.30%	Ultra petroleum Corp.	3.7%
	Foster Wheeler Ltd.	2.30%	Americal Movil SA de CV ADR	3.5%
	Brocade Communications Systems, Inc.	2.10%	Grupo Televisa SA ADR	3.0%

*              Excluding fixed-income securities and short-term investments.

(1)                                 This table reflects the portfolio composition of the Portfolio as managed by the former sub-adviser.  From August 7, 2006 until January 31, 2008, Van Kampen Large Cap Growth Portfolio was sub-advised by FMR and was named ING FMRSM Large Cap Growth Portfolio.

(2)           For the six-month period ended June 30, 2007.

(3)           For U.S. equities only.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because of the similarities between the investment objectives and strategies of the Portfolios, many of the risks of investing in Van Kampen Large Cap Growth Portfolio are the same as the risks of investing in Van Kampen Capital Growth Portfolio.  The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Derivatives Risk.  Both Portfolios are subject to derivatives risk.  A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio’s investment objective.  A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency.  A Portfolio’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index.  Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.  Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument.  A risk of using derivatives is that the sub-adviser might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivatives.

Emerging Market Risk.  Both Portfolios are subject to emerging market risk.  Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income.  Investments in emerging market countries present risks in a greater degree than, and in addition to, those presented by investments in foreign issuers in general as these countries may be less politically and economically stable than other countries.  A number of emerging market countries restrict, to varying degrees, foreign investment in stocks.  Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries.  A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility.  There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk.  Both Portfolios are subject to equity securities risk.  Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities.  Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate.  Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions.  Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk.  Both Portfolios are subject to foreign investment risk.  Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments.  Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions.  In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.  American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk.  Both Portfolios are subject to growth investing risk.  Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Inability to Sell Securities Risk.  Both Portfolios are subject to inability to sell securities risk.  Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager Risk.  Both Portfolios are subject to manager risk.  Each Portfolio’s sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no assurance that these will achieve the Portfolio’s objective.  The sub-adviser could do a poor job in executing an investment strategy.  The sub-adviser may use the investment techniques or invest in securities that are not part of the Portfolio’s principal investment strategy.  For example, if market conditions warrant, instead of investing principally in equity securities, the Portfolio may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments.  Similarly, instead of investing a portion of its assets in small companies, the Portfolio may shift to preferred stocks and larger capitalization stocks.  These shifts may alter the risk/return characteristics of the Portfolio and cause the Portfolio to miss investment opportunities.  Individuals primarily responsible for managing the Portfolio may leave their firm or be replaced.

Many sub-advisers of equity portfolios employ styles that are characterized as “value” or “growth.”  However, these terms can have different application by different managers.  One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another.  For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers.  Therefore, some portfolios that are characterized as growth or value can have greater volatility than other portfolios managed by other managers in a growth or value style.

Market and Company Risk.  Both Portfolios are subject to market and company risk.  The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses.  Stock prices in general may decline over short or even extended periods.  The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.  Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk. Van Kampen Large Cap Growth Portfolio is subject to market capitalization risk.  Stocks fall into three broad market capitalization categories – large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies.

Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small- or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Other Investment Companies Risk.  Van Kampen Large Cap Growth Portfolio is subject to other investment companies risk.  The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules & regulations thereunder.  These may include ETFs and Holding Company Depositary Receipts (“HOLDRs”), among others.  ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”).  The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease.  The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions.  Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.  Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally.  Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Portfolio Turnover Risk.  Van Kampen Large Cap Growth Portfolio is subject to portfolio turnover risk. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held.  A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance. The portfolio turnover rate of a Portfolio will vary from year to year, as well as within a year.

Currency Risk.  Van Kampen Capital Growth Portfolio is subject to currency risk.  Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk  that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Currency rates may fluctuate significantly over short periods of time.  Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad.  As a result, a Portfolio’s investments in foreign currency-denominated securities may reduce the value of the Portfolio’s asset.

Real Estate Investment Trusts (“REITs”) Risk.  Van Kampen Capital Growth Portfolio is subject to real estate investment trusts risk.  Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Securities Lending Risk.  Van Kampen Capital Growth Portfolio is subject to securities lending risk. Van Kampen Capital Growth Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities.  The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.  These events could trigger adverse tax consequences to the Portfolio.  Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.  When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio.  The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period.  The bar chart shows the performance of Van Kampen Large Cap Growth Portfolio’s Class S shares for each year since inception.  ADV Class and Class I shares, as applicable, will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare Van Kampen Large Cap Growth Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Van Kampen Large Cap Growth Portfolio*

Calendar Year-by-Year Returns (%)(1)(2)(3)

(1)	This figure is for the year ended December 31. It does not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if it did.

(2)	Class S shares commenced operations on May 4, 2005.

(3)

During the period shown in the chart, the Portfolio’s best quarterly performance was 7.85% for the fourth quarter of 2006, and the Portfolio’s worst quarterly performance was (7.02)% for the second quarter of 2006.

*

This chart shows performance of the Portfolio when it was managed by the former sub-adviser.  From August 7, 2006 until January 31, 2008, Van Kampen Large Cap Growth Portfolio was sub-advised by FMR and was named ING FMRSM Large Cap Growth Portfolio.

Comparison of Portfolio Performance

The bar chart shows the performance of Van Kampen Capital Growth Portfolio’s Class S shares for each year since inception. ADV Class and Class I shares, as applicable, will have different performance due to differing expenses. The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare Van Kampen Capital Growth Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Van Kampen Capital Growth Portfolio

Calendar Year-by-Year Returns (%)(1)(2)(3)

(1)

These figures are for the year ended December 31 of each year.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	Class S shares commenced operations on May 1, 2002.

(3)

During the period shown in the chart, the Portfolio’s best quarterly performance was 12.14% for the second quarter of 2003, and the Portfolio’s worst quarterly performance was (4.66)% for the third quarter of 2004.

Average Annual Total Return

(For the periods ended June 30, 2007)

Van Kampen Large Cap Growth Portfolio(1)*	1 Year (Or life of Class)	5 Years (Or life of Class)		10 Years (Or life of Class)
ADV Class(2)	10.71%	8.02%		N/A
Russell 1000® Growth Index(3)	19.04%	17.03	%(4)	N/A
Class S(5)	11.20%	4.97%		N/A
Russell 1000® Growth Index(3)	19.04%	13.65	%(6)	N/A
Class I(7)	11.48%	5.76%		N/A
Russell 1000® Growth Index(3)	19.04%	13.65	%(6)	N/A

Van Kampen Capital Growth Portfolio	1 Year (Or life of Class)		5 Years (Or life of Class)		10 Years (Or life of Class)
ADV Class(8)	9.81%		N/A		N/A
Russell 1000® Growth Index(3)	8.13	%(9)	N/A		N/A
Class S(10)	17.71%		8.82%		6.39%
Russell 1000® Growth Index(3)	19.04%		9.28%		6.44	%(11)
Class I(12)	18.11%		11.60%		N/A
Russell 1000® Growth Index(3)	19.04%		9.29	%(13)	N/A

(1)	No performance information for Class S2 of Van Kampen Large Cap Growth Portfolio is shown because this class was liquidated on December 27, 2007.

(2)	ADV Class shares of Van Kampen Large Cap Growth Portfolio commenced operations on June 2, 2006.

(3)	The Russell 1000® Growth Index measures the performance of the 1,000 largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth.

(4)	Since inception performance of the index for ADV Class shares is shown from June 1, 2006.

(5)	Class S shares of Van Kampen Large Cap Growth Portfolio commenced operations on May 4, 2005.

(6)	Since inception performance of the index for Class S and Class I shares is shown from May 1, 2005.

(7)	Class I shares of Van Kampen Large Cap Growth Portfolio commenced operations on April 29, 2005.

(8)	ADV Class shares of Van Kampen Capital Growth Portfolio commenced operations on December 29, 2006.

(9)	Since inception performance of the index for ADV Class shares is shown from January 1, 2007.

(10)	Class S shares of Van Kampen Capital Growth Portfolio commenced operations on May 1, 2002.

(11)	Since inception performance of the index for Class S shares is shown from May 1, 2002.

(12)	Class I Shares of Van Kampen Capital Growth Portfolio commenced operations on May 6, 2004.

(13)	Since inception performance of the index for Class I shares is shown from May 1, 2004.

*

This table shows performance of the Portfolio when it was managed by the former sub-adviser. From August 7, 2006 until January 31, 2008, Van Kampen Large Cap Growth Portfolio was sub-advised by FMR and was named ING FMRSM Large Cap Growth Portfolio.

Additional information regarding Van Kampen Capital Growth Portfolio is included in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of Van Kampen Capital Growth Portfolio, see “Appendix C: Additional Information Regarding ING Van Kampen Capital Growth Portfolio.”

Management Fees

Each Portfolio pays DSL, its investment adviser (“Adviser”), a management fee, payable monthly, based on the average daily net assets of the Portfolio.  The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees (as a% of Net Assets)
Van Kampen Large Cap Growth Portfolio	0.58% of the first $500 million of the Portfolio’s average daily net assets;
0.57% on the next $250 million of the Portfolio’s average daily net assets; and
0.52% of the Portfolio’s average daily net assets over $750 million

Van Kampen Capital Growth Portfolio	0.65% of the first $1 billion of the Portfolio’s average daily net assets; and
0.60% of the Portfolio’s average daily net assets in excess of $1 billion

If the Reorganization is approved by shareholders, Van Kampen Capital Growth Portfolio will continue to pay the same management fee currently in place.

Sub-Adviser Fees

DSL, the adviser to each Portfolio, pays Van Kampen, the sub-adviser to both, Van Kampen Large Cap Growth Portfolio and to Van Kampen Capital Growth Portfolio, each a sub-advisory fee, payable monthly, based on the average daily net assets of the respective Portfolio.  The following table shows the aggregate annual sub-advisory fee paid by DSL to each sub-adviser, as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees (as a% of Net Assets)
Van Kampen Large Cap Growth Portfolio	0.40% of the first $250 million of the Portfolio’s average daily net assets; and
0.35% of the Portfolio’s average daily net assets in excess of $250 million

Van Kampen Capital Growth Portfolio(1)	0.40% on the first $250 million of the Portfolio’s average daily net assets;
0.375% on the next $250 million of the Portfolios average daily net assets;
0.35% on the next $500 million of the Portfolio’s average daily net assets; and
0.275% on assets thereafter

(1)

For purposes of calculating the sub-advisory fees, the assets of Van Kampen Capital Growth Portfolio will be aggregated with the assets of ING Van Kampen Comstock Portfolio (a series also managed by the Adviser).

If the Reorganization is approved by shareholders, DSL will continue to pay Van Kampen the same sub-advisory fee currently in place for the Van Kampen Capital Growth Portfolio.

Based on the net assets of Van Kampen Capital Growth Portfolio as of June 30, 2007, the additional retained amount is estimated to be $57,100 in the first year and $125,600 per year thereafter.  If net assets in the Portfolio increase, so does the benefit to the Adviser.  Generally, the lower sub-advisory fee has the effect of enhancing the Adviser’s profitability.

Administration Fees

Pursuant to an Administrative Services Agreement between IIT, on behalf of Van Kampen Large Cap Growth Portfolio, and ING Funds Services, LLC (“IFS”), IFS provides all administrative services in support of the Portfolio and is responsible for the supervision of the Portfolio’s other service providers.  As compensation for its services, IFS receives a monthly fee from the Portfolio at an annual rate based on the average daily net assets of the Portfolio.  For the fiscal year ended December 31, 2006, Van Kampen Large Cap Growth Portfolio paid an annual administrative fee of 0.10%.

The management agreement between IIT, on behalf of Van Kampen Capital Growth Portfolio, and DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of Van Kampen Capital Growth Portfolio and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.   As such, there are no separate administrative fees for Van Kampen Capital Growth Portfolio.

If the Reorganization is approved, shareholders of the surviving Van Kampen Capital Growth Portfolio will continue to pay the current bundled fee.

Distribution and Service Fees

The ADV Class and Class S shares of each Portfolio pay the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” below.  Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

Expense Limitation Arrangements

DSL has entered into a written expense limitation agreement with IIT, on behalf of Van Kampen Large Cap Growth Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if applicable, subject to possible recoupment by DSL within three years.  The expense limits will continue through at least May 1, 2008.  The expense limitation agreement is contractual and shall renew automatically for one-year terms, unless DSL provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.

There is no expense limitation agreement in place for Van Kampen Capital Growth Portfolio.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or under your Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Van Kampen Large Cap Growth Portfolio	Van Kampen Capital Growth Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither Van Kampen Large Cap Growth Portfolio nor Van Kampen Capital Growth Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table.  Expenses are based upon the operating expenses incurred by the Portfolios for the period ended June 30, 2007.  Pro forma fees show estimated fees of Van Kampen Capital Growth Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes.  Pro forma numbers are estimated in good faith and are hypothetical.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses

As of June 30, 2007 (Unaudited)(1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Management Fee	Distribution (12b-1) and Shareholder Servicing Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Operating Expenses	Waivers, Reimbursement, and Recoupment	Net Expenses
ADV Class

Van Kampen Large Cap Growth Portfolio(2)	0.58%	0.75%	0.13%	0.00%	1.46%	-0.18%	1.28%
Van Kampen Capital Growth Portfolio*(2)	0.65%	0.75%	0.01%	0.00%	1.41%	-0.19%	1.22%
Van Kampen Capital Growth Portfolio (Surviving Fund After the Reorganization) (Estimated Van Kampen Capital Growth Portfolio Pro Forma) (Unaudited)	0.65%	0.75%	0.00%	0.00%	1.40%	-0.17%	1.23%

Class I
Van Kampen Large Cap Growth Portfolio	0.58%	0.00%	0.13%	0.00%	0.71%	-0.03%	0.68%
Van Kampen Capital Growth Portfolio	0.65%	0.00%	0.01%	0.00%	0.66%	-0.04%	0.62%
Van Kampen Capital Growth Portfolio (Surviving Fund After the Reorganization) (Estimated Van Kampen Capital Growth Portfolio Pro Forma) (Unaudited)	0.65%	0.00%	0.00%	0.00%	0.65%	-0.02%	0.63%

Class S

Van Kampen Large Cap Growth Portfolio	0.58%	0.25%	0.13%	0.00%	0.96%	-0.03%	0.93%
Van Kampen Capital Growth Portfolio	0.65%	0.25%	0.01%	0.00%	0.91%	-0.04%	0.87%
Van Kampen Capital Growth Portfolio (Surviving Fund After the Reorganization) (Estimated Van Kampen Capital Growth Portfolio Pro Forma) (Unaudited)	0.65%	0.25%	0.00%	0.00%	0.90%	-0.02%	0.88%

(1)

The fiscal year-end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio’s actual operating expenses as of June 30, 2007, as adjusted for contractual changes and waives, if any.

(2)	Van Kampen Large Cap Growth Portfolio includes a distribution waiver of 0.15% for ADV Class.
*	Excludes reimbursement from Adviser for prior period sub-adviser savings waiver of 0.10%. Includes current period sub-adviser savings waiver of 0.04%.

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio.  The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Van Kampen Large Cap Growth Portfolio(1)(2)				Van Kampen Capital Growth Portfolio(1)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ADV Class	$130	$444	$780	$1,731	$124	$428	$753	$1,674

Class I	$69	$224	$392	$880	$63	$207	$364	$819

Class S	$95	$303	$528	$1,175	$89	$286	$500	$1,116

	Estimated Van Kampen Capital Growth Portfolio Pro Forma: the Portfolios Combined(1)
	1 Year	3 Years	5 Years	10 Years
ADV Class	$125	$426	$750	$1,665

Class I	$64	$206	$360	$809

Class S	$90	$285	$497	$1,106

(1)	The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.
(2)	Examples are not shown for Class S2 of Van Kampen Large Cap Growth Portfolio because Class S2 was liquidated on December 27, 2007.

Portfolio Transitioning

If the Reorganization is approved by shareholders, the Adviser or sub-adviser to Van Kampen Large Cap Growth Portfolio may sell all or a portion of the Portfolio’s holdings shortly prior to the Closing Date to transition its portfolio holdings to Van Kampen Capital Growth Portfolio.  The proceeds of such sales may be held in temporary investments or invested in assets that Van Kampen Capital Growth Portfolio may hold or wish to hold.  After the Closing Date, the sub-adviser to Van Kampen Capital Growth Portfolio may also sell portfolio securities acquired from Van Kampen Large Cap Growth Portfolio, and Van Kampen Capital Growth Portfolio may not be immediately fully vested in accordance with its strategies.  Both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process, including but not limited to the purchase and sale of baskets of securities and ETFs, and enter into futures contracts or other derivative transactions.  During this transition period, Van Kampen Large Cap Growth Portfolio may not be pursuing its investment objective and strategies, and, limitations on permissible investments and investment restrictions will not apply.  Furthermore, such sales and purchases may be made at a disadvantageous time, and would result in increased transactional costs and the realization of taxable gains or losses for either or both Portfolios.

Key Differences in the Rights of Van Kampen Large Cap Growth Portfolio’s Shareholders and Van Kampen Capital Growth Portfolio’s Shareholders

Each Portfolio is organized as a separate series of IIT, a Massachusetts business trust and is governed by the same Declaration of Trust and Bylaws.  Hence, there are no key differences in the rights of shareholders of the Portfolios.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Van Kampen Large Cap Growth Portfolio in exchange for shares of beneficial interest of Van Kampen Capital Growth Portfolio and the assumption by Van Kampen Capital Growth Portfolio of Van Kampen Large Cap Growth Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Van Kampen Capital Growth Portfolio to shareholders of Van Kampen Large Cap Growth Portfolio, as provided for in the Reorganization Agreement.  Van Kampen Large Cap Growth Portfolio will then be liquidated.

Each shareholder of ADV Class, Class I and Class S shares of Van Kampen Large Cap Growth Portfolio will hold, immediately after the Closing Date, the corresponding share class of Van Kampen Capital Growth Portfolio having an aggregate value equal to the aggregate value of the shares of Van Kampen Large Cap Growth Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of Van Kampen Capital Growth Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Van Kampen Large Cap Growth Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  DSL also believes that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The proposed Reorganization was presented for consideration to the Boards of Trustees of the Portfolios at a meeting held on December 5, 2007.  The Board of each Portfolio, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) of such Portfolio, determined that the interests of the shareholders of such Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of such Portfolio and its shareholders.

The Reorganization will allow Van Kampen Large Cap Growth Portfolio’s shareholders to continue to participate in a professionally managed portfolio that seeks long-term capital appreciation.  Additionally, the proposed Reorganization will result in lower gross and net expenses for shareholders of the disappearing Van Kampen Large Cap Growth Portfolio.

Board Considerations

The Board of Van Kampen Large Cap Growth Portfolio, in recommending the proposed Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  Management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the proposed Reorganization to Van Kampen Large Cap Growth Portfolio’s shareholders;

•                  the expense ratios and information regarding fees and expenses of Van Kampen Large Cap Growth Portfolio and Van Kampen Capital Growth Portfolio, including that as a result of the Reorganization, the gross and net expenses for all classes of the Portfolios will reduce;

•                  the relative investment performance of the Portfolios, including that Van Kampen Capital Growth Portfolio has superior total returns;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants;

•                  the comparability of investment objectives, policies, restrictions, management and portfolio holdings of the Portfolios, including that each Portfolio has the same objective;

•                  the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the proposed Reorganization; and

•                  that if the Reorganization is approved by shareholders, certain holdings of Van Kampen Large Cap Growth Portfolio may be sold shortly prior to the Closing Date and certain portfolio securities that Van Kampen Capital Growth Portfolio acquired from Van Kampen Large Cap Growth Portfolio may also be sold after the Closing Date, as described more fully in “Portfolio Transitioning” on page 22.

The Board of Van Kampen Large Cap Growth Portfolio recommend that shareholders approve the Reorganization with Van Kampen Capital Growth Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, pursuant to this treatment, neither Van Kampen Large Cap Growth Portfolio nor its shareholders, nor Van Kampen Capital Growth Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Van Kampen Large Cap Growth Portfolio will pay to the Participating Insurance Companies’ Separate Accounts and Qualified Plans that own its shares, a cash distribution which is intended to distribute any undistributed investment company taxable income and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

Expenses of the Reorganization

                The expenses relating to the proposed Reorganization will be shared equally between Van Kampen Large Cap Growth Portfolio and DSL or an affiliate of DSL.  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of Van Kampen Large Cap Growth Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Van Kampen Large Cap Growth Portfolio will be allocated to Van Kampen Capital Growth Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Each Portfolio is organized as a separate series of IIT, an open-end management investment company organized as a Massachusetts business trust.  IIT is governed by a Board of Trustees consisting of eleven members.  For more information on the history of IIT, see the SAI of the Portfolios.

Adviser

DSL, a Delaware limited liability company, serves as the Adviser to each Portfolio.  DSL has overall responsibility for the management of each Portfolio.  DSL provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  DSL is registered with the SEC as an investment adviser and is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer. As of December 31, 2006, DSL managed over $41.6 billion in registered investment company assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL is an indirect, wholly owned subsidiary of ING Groep N.V. (“ING Groep”).  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

DSL has engaged Van Kampen as sub-adviser to both Van Kampen Large Cap Growth Portfolio and Van Kampen Capital Growth Portfolio, to provide the day-to-day management of each respective Portfolio.  DSL is responsible for monitoring the investment programs and performance of Van Kampen with respect to each respective Portfolio. Under the terms of the Interim Agreement, the Interim Agreement is in effect for 150 days.  Thereafter, Van Kampen may continue to serve as sub-adviser to Van Kampen Large Cap Growth Portfolio only if the shareholders of Van Kampen Large Cap Growth Portfolio approve the Van Kampen Sub-Advisory Agreement appointing Van Kampen as sub-adviser to the Portfolio.  Under the terms of the sub-advisory agreement of either Portfolio, the agreement can be terminated by the Portfolio’s Board or DSL.  In the event the agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or DSL may assume the day-to-day investment management of the Portfolio.

DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Portfolio’s assets and the purchase and sale of portfolio securities.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to each Portfolio’s annual report for the fiscal year ended December 31, 2006.

Distributor

IFD serves as the distributor for the Portfolios.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale,  Arizona 85258-2034 and is a member of FINRA.

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends, Distributions and Taxes

Each Portfolio distributes to its Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the Participating Insurance Company’s Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by Van Kampen Large Cap Growth Portfolio’s shareholders, then as soon as practicable before the Closing Date, Van Kampen Large Cap Growth Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2007, and on a pro forma basis as of June 30, 2007 giving effect to the Reorganization:

	Net Assets		Net Asset Value Per Share	Shares Outstanding
Van Kampen Large Cap Growth Portfolio
ADV Class	$6,784		$11.14	609
Class I	$440,580,284		$11.24	39,203,818
Class S	$171,096,411		$11.19	15,293,446

Van Kampen Capital Growth Portfolio
ADV Class	$1,123		$12.99	86
Class I	$33,586,289		$13.12	2,560,523
Class S	$57,463,450		$13.04	4,406,622

Pro Forma – Van Kampen Capital Growth Portfolio including Van Kampen Large Cap Growth Portfolio
ADV Class	$7,906	(1)	$12.99	609(2)
Class I	$474,117,234	(1)	$13.12	36,137,577(2)
Class S	$228,540,701	(1)	$13.04	17,526,043(2)

(1)	Reflects adjustment for estimated one time merger expense of ($1), ($49,339) and ($19,160) on ADV Class, Class I and Class S, respectively.

(2)	Reflects shares issued, net of retired shares of Van Kampen Large Cap Growth Portfolio of (86), (5,626,764) and (2,174,025) for ADV Class, Class I and Class S, respectively.

PROPOSAL II – APPROVAL OF VAN KAMPEN SUB-ADVISORY AGREEMENT

Van Kampen Large Cap Growth Portfolio’s Investment Advisory Arrangement

DSL, a Delaware limited liability company, serves as adviser to Van Kampen Large Cap Growth Portfolio pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) dated as of October 24, 1997, as amended May 24, 2002, and further amended and restated January 1, 2007. The Investment Advisory Agreement was last renewed by a majority of the Independent Trustees on November 9, 2006, and was approved by a majority of the shareholders of IIT at a special meeting of the shareholders on July 10, 2002.

The Investment Advisory Agreement provides, among other things that in carrying out its responsibility to supervise and manage all aspects of the Portfolio’s operations, DSL may engage, subject to the approval of the Board, and where required, the shareholders of the Portfolio, sub-advisers to provide day-to-day advisory services to IIT’s portfolios.  DSL may delegate to the sub-advisers duties, among other things, to formulate and implement the Portfolio’s investment programs, including the duty to determine what securities will be purchased and sold for the Portfolio.  If the proposed Van Kampen Sub-Advisory Agreement is approved, DSL would oversee the investment management services of Van Kampen.

The Investment Advisory Agreement provides that DSL is liable and shall indemnify IIT for any loss incurred by IIT to the extent that such losses resulted from an act or omission on the part of DSL or its officers, directors or employees that is found to involve willful misfeasance, bad faith or gross negligence, or reckless disregard by DSL of its duties under the Investment Advisory Agreement.  After an initial two-year term, the Investment Management Agreement continues in effect with respect to a series from year to year, so long as such continuance is specifically approved at least annually by (1) the Board or (2) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares; provided that, in either event the continuance is also approved by at least a majority of those Trustees who are neither parties to the Investment Advisory Agreement nor “interested person” (as defined in the 1940 Act) of any such party nor have any interest in the Management Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

Pursuant to the terms of the Investment Advisory Agreement and in return for its services to Van Kampen Large Cap Growth Portfolio, DSL receives compensation, calculated daily and paid monthly, from the Portfolio as follows: 0.58% of the first $500 million of average daily net assets; 0.57% of average daily net assets in excess of $250 million; and 0.52% of average daily net assets over $750 million.  For more information, see Appendix C, “Additional Information Regarding ING Van Kampen Capital Growth Portfolio - Management of the Portfolio”.

The Prior Sub-Advisory Agreement

Until January 31, 2008, FMR served as Van Kampen Large Cap Growth  Portfolio’s sub-adviser pursuant to a sub-advisory agreement between DSL and FMR, dated May 2, 2005. Pursuant to the sub-advisory agreement, FMR received monthly compensation from DSL at the annual rate of a specified percentage of Van Kampen Large Cap Growth Portfolio’s average daily net assets as follows: 0.40% of the first $250 million of average daily net assets, and 0.35% of average daily net assets in excess of $250 million.  During Van Kampen Large Cap Growth Portfolio’s most recently completed fiscal year ended December 31, 2006, FMR received an aggregate total of $1,810,348 from DSL for services rendered to Van Kampen Large Cap Growth Portfolio.

The Interim Agreement

As previously noted, in connection with the termination of the sub-advisory agreement between DSL and FMR, the Board approved, upon management’s recommendation, the appointment of Van Kampen on an interim basis as investment sub-adviser to Van Kampen Large Cap Growth Portfolio pursuant to Rule 15a-4 under the 1940 Act, which permits the appointment of an investment adviser or sub-adviser such as Van Kampen on an interim basis without shareholder approval (where such approval otherwise would be required),  subject to certain conditions.

In addition, the substantive provisions of the Interim Agreement, including investment sub-advisory fees payable thereunder, are identical to those of the prior investment sub-advisory agreement with FMR. The Interim Sub-Advisory Agreement will expire at the earlier of: (a) the Closing Date; (b) 150 days after January 31, 2008; (c) the approval of the

Van Kampen Sub-Advisory Agreement by shareholders; or (d) by the replacement of Van Kampen, in compliance with applicable law.

The Van Kampen Sub-Advisory Agreement

The following summary of the Van Kampen Sub-Advisory Agreement is qualified in its entirety by reference to the agreement, a form of which is attached as Appendix B.

The terms of the Van Kampen Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with FMR, except for the effective dates of the agreements and the parties thereto. The Van Kampen Sub-Advisory Agreement provides that, subject to DSL’s and the Board’s supervision, Van Kampen is responsible for managing the investment operations of Van Kampen Large Cap Growth Portfolio and for making investment decisions and placing orders to purchase and sell securities for Van Kampen Large Cap Growth Portfolio, all in accordance with the investment objective and policies of Van Kampen Large Cap Growth Portfolio as reflected in its current prospectus and statement of additional information and as may be adopted from time to time by the Board. In accordance with the requirements of the 1940 Act, Van Kampen will also maintain, and provide DSL with, all books and records relating to the transactions it executes or that are otherwise required under the 1940 Act, and render to the Trustees such periodic and special reports as the Board may reasonably request. The Van Kampen Sub-Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties thereunder, Van Kampen will not be liable for any act or omission in connection with its activities as sub-adviser to Van Kampen Large Cap Growth Portfolio.

Under its terms, the Van Kampen Sub-Advisory Agreement will remain in full force and effect for a period of up to two years from the date of its execution, and will continue thereafter as long as its continuance is approved at least annually by the Board or by vote of a majority of the outstanding shares of the Portfolio, as well as by a majority of the Independent Trustees by vote cast in person at a meeting called for that purpose. However, the Van Kampen Sub-Advisory Agreement may be terminated at any time upon 60 days’ written notice without the payment of any penalty, either by vote of the Board or by vote of a majority of the outstanding voting securities of Van Kampen Large Cap Growth Portfolio.  Additionally, the Van Kampen Sub-Advisory Agreement will terminate immediately in the event of its assignment (within the meaning of the 1940 Act) or upon the termination of Van Kampen Large Cap Growth Portfolio’s Investment Advisory Agreement with DSL, and the Van Kampen Sub-Advisory Agreement may be terminated at any time by Van Kampen or DSL on 60 days’ written notice to the other. If the Reorganization discussed above in Proposal I is approved, the Van Kampen Sub-Advisory Agreement effectively will terminate when Van Kampen Large Cap Growth Portfolio is liquidated in accordance with the terms of the Reorganization Plan. If the Reorganization is rejected, but the Van Kampen Sub-Advisory Agreement is approved, Van Kampen will continue to provide sub-advisory services to Van Kampen Large Cap Growth Portfolio and the Board will determine what action, if any, should be taken with respect to Van Kampen Large Cap Growth Portoflio.  If neither proposal is approved, the Board will consider various options with respect to Van Kampen Large Cap Growth Portfolio in accordance with applicable law.

Compensation payable by DSL to Van Kampen under the Van Kampen Sub-Advisory Agreement equals the compensation payable under the sub-advisory agreement with FMR and the Interim Agreement.

For more information about Van Kampen, see Appendix C, “Additional Information Regarding Van Kampen Capital Growth Portfolio - Management of the Portfolio”.

Board Considerations

At a telephonic meeting of the Board held on January 9, 2008, at which a majority of the Trustees were in attendance, the Board considered a proposal from DSL to terminate FMR as sub-adviser to the Portfolio and to appoint Van Kampen as sub-adviser to the Portfolio under the Interim Agreement.  In determining whether to terminate the sub-advisory agreement with FMR, the Board considered that FMR would soon be replacing its portfolio manager for the Portfolio, and that this change in management would result in portfolio realignment and transaction costs to the Portfolio. When considered alongside the proposed Reorganization, the Board concluded that the most efficient and cost-effective approach for the Portfolio would be to retain Van Kampen, the sub-adviser to Van Kampen Capital Growth Portfolio, the acquiring Portfolio, to manage the acquired Portfolio, formerly known as FMRSM Large Cap Growth Portfolio, during the months leading up to the Reorganization.  The Board thus approved the proposal to terminate FMR as sub-adviser to the Portfolio.

The Board subsequently held an in-person meeting on January 31, 2008, to consider whether to approve the Van Kampen Sub-Advisory Agreement (the “Interim Agreement” and the “Van Kampen Sub-Advisory Agreement”, each an “Agreement”, and together, the “Agreements”).  At both meetings, in determining whether to take these actions, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Agreements be approved for the Portfolio.  The material provided to the Board in support of the sub-advisory arrangement with Van Kampen included the following:  (1) a memorandum presenting management’s rationale for proposing a change in sub-adviser to the Portfolio and its recommendation that Van Kampen be retained as the sub-adviser to the Portfolio; (2) information about the proposed new portfolio management team for the Portfolio and that there would be no changes made to the Portfolio’s investment strategies to accommodate Van Kampen’s investment style; (3) responses from Van Kampen to questions posed by Kirkpatrick & Lockhart Preston Gates Ellis LLP, independent legal counsel, on behalf of the Independent Trustees; (4) supporting documents, including a copy of the Agreements with Van Kampen on behalf of the Portfolio, and (5) other information relevant to the Board’s evaluation.

The Board’s consideration of whether to approve the Agreements took into account several factors including, but not limited to, the following: (1) the view of DSL with respect to the reputation of Van Kampen as an investment manager; (2) Van Kampen’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by Van Kampen under the Agreements; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Van Kampen and its fit among the stable of managers in the ING Funds line-up; (5) the fairness of the compensation under the Agreements in light of the services to be provided by and the projected profitability of Van Kampen as the Portfolio’s sub-adviser; (6) the costs of the services to be provided by Van Kampen; (7) the sub-advisory fee payable by DSL to Van Kampen and the profitability of DSL; (8) Van Kampen’s operations and compliance program, including its policies and procedures intended to ensure compliance with the federal securities laws; (9) Van Kampen’s financial condition; (10) the appropriateness of the selection of Van Kampen in light of the Portfolio’s investment objective and investor base; (11) Van Kampen’s Code of Ethics, and related procedures for complying with that Code; (12) the fact that DSL and Van Kampen Large Cap Growth Portfolio will share equally the cost of the proxy solicitation; and (13) the fact that Van Kampen is the sub-adviser of the acquiring Portfolio, the Van Kampen Capital Growth Portfolio, into which the Portfolio is proposed to be merged.

Based on its review and after considering DSL’s recommendation, the Board determined that the Agreements would enable shareholders of Van Kampen Large Cap Growth Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Portfolio and its shareholders, until the Closing Date of the Reorganization. The Board then approved the Agreements, and directed that the Van Kampen Sub-Advisory Agreement be submitted to shareholders for approval.

The Board recommends that shareholders of Van Kampen Large Cap Growth Portfolio vote “FOR” Proposal II to approve the Van Kampen Sub-Advisory Agreement.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about February 26, 2008.  In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus or attend in person.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Van Kampen Large Cap Growth Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the proposals and may vote in their discretion with respect to other matters not now known to the Board of Van Kampen Large Cap Growth Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote Van Kampen Large Cap Growth Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of Van Kampen Large Cap Growth Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Van Kampen Large Cap Growth Portfolio at the close of business on January 11, 2008 (the “Record Date”) will be entitled to be present and give voting instructions for Van Kampen Large Cap Growth Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on April 9, 2008.  As of the Record Date, the following shares of beneficial interest of Van Kampen Large Cap Growth Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV Class
Class I
Class S
Total

Approval of the Reorganization Agreement and the Van Kampen Sub-Advisory Agreement require the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of thirty percent of the outstanding shares present in person or by proxy shall constitute a quorum at the meeting. A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given, unless the adjournment is more than 180 days after the record date or, if after the adjournment, a new record date is fixed.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the proposals.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of DSL, as of January 11, 2008, no current Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

Appendix D hereto lists the persons that, as of January 11, 2008, owned beneficially or of record 5% or more of the outstanding shares of any class of Van Kampen Large Cap Growth Portfolio or Van Kampen Capital Growth Portfolio.

Other Matters to Come Before the Special Meeting

Van Kampen Large Cap Growth Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Van Kampen Large Cap Growth Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Van Kampen Large Cap Growth Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

February 26, 2008

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 5th day of December, 2007, by ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“ING Investors”), on behalf of  ING Van Kampen Capital Growth Portfolio (the “Acquiring Portfolio”) and ING FMRsm Large Cap Growth Portfolio (the “Acquired Portfolio”), each a separate series of ING Investors.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Adviser Class (“ADV Class”), Service Class (“Class S”) and Institutional Class (“Class I”) voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of ING Investors has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of ING Investors has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.          Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional ADV Class, Class Sand I Class Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2 and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired

Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by ING Investors, on behalf of the Acquired Portfolio, to ING Investors, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its ADV Class, Class S and I Class shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1and (ii) will completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of ADV Class, Class S and I Class Acquiring Portfolio Shares to be so credited to ADV Class, Class S and I Class Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding ADV Class, Class S and I Class Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in ADV Class, Class S and I Class shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the ADV Class, S Class, and I Class Acquiring Portfolio Shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.           VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.          The net asset value of a ADV Class, Class S and Class I Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.          The number of the ADV Class, Class S and Class I Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the ADV Class, Class S and Class I shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same class, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accountants.

3.           CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be April 26, 2008 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.          The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Portfolio shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding ADV Class, Class S and Class I shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.           REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of ING Investors, ING Investors, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio as follows:

(a)       The Acquired Portfolio is duly organized as a series of ING Investors, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts, with power under ING Investors’ Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       ING Investors is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)        The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Investors’ Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Investors, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Investors, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by ING Investors, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  ING Investors, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)        The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2006 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)        Since December 31, 2006, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)        For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)      All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of ING Investors, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)       The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)       The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of ING Investors, ING Investors, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio as follows:

(a)       The Acquiring Portfolio is duly organized as a series of ING Investors, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts, with power under ING Investors’ Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       ING Investors is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used since inception to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)        The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Investors’ Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Investors, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Investors, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)       Except as otherwise disclosed in writing to and accepted by ING Investors, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against ING Investors, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  ING Investors, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)       The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2006 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)        Since December 31, 2006, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)       For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)        All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by ING Investors and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)      The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of ING Investors, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       The ADV Class, Class S and Class I Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)       The information to be furnished by ING Investors for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)       That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.           COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.          The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that the ADV Class, Class S and Class I Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in

compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the ADV Class, Class S and Class I Acquiring Portfolio Shares received at the Closing.

5.8.          The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          ING Investors, on behalf of the Acquired Portfolio, covenants that ING Investors will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as ING Investors, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) ING Investors’, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder, and (b) ING Investors’, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of ING Investors, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at ING Investors’ election, to the performance by ING Investors, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of ING Investors, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          ING Investors, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of ING Investors, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

6.3.          ING Investors, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Investors, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of ING Investors, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at ING Investors’ election, to the performance by ING Investors, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of ING Investors, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          ING Investors shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of ING Investors;

7.3.          ING Investors, on behalf of the Acquired Portfolio shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of ING Investors, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Portfolio shall reasonably request;

7.4.          ING Investors, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Investors, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to ING Investors, on behalf of the Acquired Portfolio, or ING Investors, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of ING Investors’ Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio.  Notwithstanding anything herein to the contrary, neither ING Investors, on behalf of the Acquiring Portfolio, nor ING Investors, on behalf of the Acquired Portfolio may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by ING Investors to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to ING Investors substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of ING Investors.  Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.          ING Investors, on behalf of Acquired Portfolio and on behalf of the Acquiring Portfolio, represents and warrants other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne equally by (i) the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser) and (ii) the Acquired Portfolio.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        ING Investors has not made any representation, warranty or covenant, on behalf of either the Acquired Portfolio or the Acquiring Portfolio, as the case may be, not set forth herein and that this Agreement constitutes the entire agreement between the Acquiring Portfolio and Acquired Portfolio with respect to this Reorganization.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before October 31, 2008, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of ING Investors; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by ING Investors pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the ADV Class, Class S and Class I Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Investors, Inc.
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
Attn: Huey P. Falgout, Jr.

With a copy to:
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Attn: Jeffrey S. Puretz.

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of ING Investors personally, but shall bind only the  property of the Acquired Portfolio or the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of ING Investors.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING INVESTORS TRUST on behalf of its

ING FMRsm Large Cap Growth Portfolio series

By:	/s/ Michael J. Roland
Michael J. Roland

Title:	Executive Vice President

ING INVESTORS TRUST on behalf of its

ING Van Kampen Capital Growth Portfolio series

By:	/s/ Todd Modic
Todd Modic

Title:	Senior Vice President

APPENDIX B

FORM OF

AMENDED AND RESTATED PORTFOLIO MANAGEMENT
AGREEMENT

AGREEMENT, dated the 1st day of May, 2002, as amended and restated on the 31st day of January, 2008, by and among ING Investors Trust (the “Trust”), a Massachusetts business trust, Directed Services, LLC (the “Manager”), a limited liability company organized in the state of Delaware, and Morgan Stanley Investment Management Inc. d/b/a Van Kampen (the “Portfolio Manager”), a corporation organized under the laws of the State of Maryland.

WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company;

WHEREAS, the Trust is authorized to issue separate series, each of which will offer a separate class of shares of beneficial interest, each series having its own investment objective or objectives, policies, and limitations;

WHEREAS, the Trust currently offers shares in multiple series, may offer shares of additional series in the future, and intends to offer shares of additional series in the future;

WHEREAS, pursuant to a Management Agreement, effective as of October 24, 1997, as amended, a copy of which has been provided to the Portfolio Manager, the Trust has retained the Manager to render advisory, management, and administrative services with respect to the Trust’s series;

WHEREAS, the Trust and the Manager wish to retain the Portfolio Manager to furnish investment advisory services to one or more of the series of the Trust and the Portfolio Manager is willing to furnish such services to the Trust and the Manager.

NOW THEREFORE, in consideration of the premises and the promises and mutual covenants herein contained, it is agreed between the Trust, the Manager, and the Portfolio Manager as follows:

1.  Appointment.  The Trust and the Manager hereby appoint the Portfolio Manager to act as the portfolio manager to the series of the Trust designated on Schedule A of this Agreement (each a “Series”) for the periods and on the terms set forth in this Agreement.  The Portfolio Manager accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

In the event the Trust designates one or more series other than the Series with respect to which the Trust and the Manager wish to retain the Portfolio Manager to render investment advisory services hereunder, they shall promptly notify the Portfolio Manager in writing.  If the Portfolio Manager is willing to render such services, it shall so notify the Trust and Manager in writing, whereupon such series shall become a Series hereunder, and be subject to this Agreement.

2.  Portfolio Management Duties and Authority.

Subject to the supervision of the Trust’s Board of Trustees and the Manager, the Portfolio Manager will provide a continuous investment program for each Series’ portfolio and determine the composition of the assets of each Series’ portfolio, including determination of the purchase, retention, or sale of the securities, cash, and other investments contained in the portfolio.  The Portfolio Manager will provide investment research and conduct a continuous program of evaluation, investment, sales, and reinvestment of each Series’ assets by determining the securities and other investments that shall be purchased, entered into, sold, closed, or exchanged for the Series, when these transactions should be executed, and what portion of the assets of each Series should be held in the various securities and other investments in which it may invest, and the Portfolio Manager is hereby authorized to execute and perform such services and transactions on behalf of each Series.  In accordance with the forgoing duties, the Portfolio Manager is hereby authorized to act as agent for the Series to order deposits and the investment of cash and purchases and sales of securities for the Series’ account and in the name of the Trust.  This authorization shall be a continuing one and shall remain in full force and effect until this Agreement is terminated in accordance with the provisions of Section 15 hereof.  To the extent permitted by the investment policies of each Series, the Portfolio Manager shall make decisions for the Series as to foreign currency matters and make determinations as to and execute and perform foreign currency exchange contracts on behalf of the Series and shall have the authority to act in such capacity as the Portfolio Manager deems necessary or desirable in order to carry out its duties hereunder for the protection of the Series so long as not expressly prohibited by the terms of this Agreement, the 1940 Act or other securities laws or regulations.  The Portfolio Manager will provide the services under this Agreement in accordance with each Series’ investment objective or objectives, policies, and restrictions as stated in the Trust’s Registration Statement filed with the Securities and Exchange Commission (the “SEC”), as from time to time amended (the “Registration Statement”), copies of which shall be sent to the Portfolio Manager by the Manager prior to the commencement of this Agreement and promptly upon filing any such amendment with the SEC.  The Portfolio Manager further agrees as follows:

(a)  The Portfolio Manager will (1) manage each Series so that no action or omission on the part of the Portfolio Manager will cause a Series to fail to meet the requirements to qualify as a regulated investment company specified in Section 851 of the Internal Revenue Code of 1986, as amended (the “Code”) (other than the requirements for the Trust to register under the 1940 Act and to file with its tax return an election to be a regulated investment company and satisfy the distribution requirements under Section 852 (a) of the Code, all of which shall not be the responsibility of the Portfolio Manager), (2) manage each Series so that no action or omission on the part of the Portfolio Manager shall cause a Series to fail to comply with the diversification requirements of Section 817(h) of the Code, and the regulations issued thereunder, and (3) use reasonable efforts to manage the Series so that no action or omission on the part of the Portfolio Manager shall cause a Series to fail to comply with any other rules and regulations pertaining to investment vehicles underlying variable annuity or variable life insurance policies.  The Manager will notify the Portfolio Manager promptly if the Manager believes that a Series is in violation of any requirement specified in the first sentence of this paragraph.  The Manager or the Trust will notify the Portfolio Manager of any pertinent changes, modifications to, or interpretations of Section 817(h) of the Internal Revenue Code and regulations issued thereunder and of rules or regulations pertaining to investment vehicles underlying variable annuity or variable life insurance policies.

(b)  On occasions when the Portfolio Manager deems the purchase or sale of a security to be in the best interest of a Series as well as of other investment advisory clients of the Portfolio Manager or any of its affiliates, the Portfolio Manager may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be so sold or purchased with those of its other clients where such aggregation is not inconsistent with the policies set forth in the Registration Statement.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Portfolio Manager in a manner that is fair and equitable in the judgment of the Portfolio Manager in the exercise of its fiduciary obligations to the Trust and to such other clients, provided, however that the Manager and the Board shall have the right to review and request changes to the Portfolio Manager’s manner of allocation, provided further that any requested changes to such manner of allocation shall be implemented on a prospective basis only.

(c)  In connection with the purchase and sale of securities for each Series, the Portfolio Manager will arrange for the transmission to the custodian and portfolio accounting agent for the Series on a daily basis, such confirmation, trade tickets, and other documents and information, including, but not limited to, Cusip, Sedol, or other numbers that identify securities to be purchased or sold on behalf of the Series, as may be reasonably necessary to enable the custodian and portfolio accounting agent to perform their administrative and recordkeeping responsibilities with respect to the Series.  With respect to portfolio securities to be purchased or sold through the Depository Trust Company, the Portfolio Manager will arrange for the automatic transmission of the confirmation of such trades to the Trust’s custodian and portfolio accounting agent.

(d)  The Portfolio Manager will assist the portfolio accounting agent for the Trust in determining or confirming, consistent with the procedures and policies stated in the Registration Statement, the value of any portfolio securities or other assets of the Series for which the portfolio accounting agent seeks assistance from or identifies for review by the Portfolio Manager.

(e)  The Portfolio Manager will make available to the Trust and the Manager, promptly upon reasonable request, all of the Series’ investment records and ledgers maintained by the Portfolio Manager (which shall not include the records and ledgers maintained by the custodian and portfolio accounting agent for the Trust) as are necessary to assist the Trust and the Manager to comply with requirements of the 1940 Act and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), as well as other applicable laws.  The Portfolio Manager will furnish to regulatory authorities having the requisite authority any information or reports in connection with such services which may be requested in order to ascertain whether the operations of the Trust are being conducted in a manner consistent with applicable laws and regulations.

(f)  The Portfolio Manager will provide reports to the Trust’s Board of Trustees for consideration at meetings of the Board on the investment program for the Series and the issuers and securities represented in the Series’ portfolio, and will furnish the Trust’s Board of Trustees with respect to the Series such periodic and special reports as the Trustees and the Manager may reasonably request.

(g)  In rendering the services required under this Agreement, the Portfolio Manager may, from time to time, employ or associate with itself such person or persons as it believes necessary to assist it in carrying out its obligations under this Agreement.  The Portfolio Manager may not retain, employ or associate itself with any company that would be an “investment adviser,” as that term is defined in the 1940 Act, to the Series unless the contract with such company is approved by a majority of the Trust’s Board of Trustees and a majority of Trustees who are not parties to any agreement or contract with such company and who are not “interested persons,” as defined in the 1940 Act, of the Trust, the Manager, or the Portfolio Manager, or any such company, and is approved by the vote of a majority of the outstanding voting securities of the applicable Series of the Trust to the extent required by the 1940 Act.  The Portfolio Manager shall be responsible for making reasonable inquiries and for reasonably ensuring that no associated person of the Portfolio Manager, or of any company that the Portfolio Manager has retained, employed, or with which it has associated with respect to the investment management of the Series, to the best of the Portfolio Manager’s knowledge, had in any material connection with the handling of assets:

(i)  been convicted, in the last ten (10) years, of any felony or misdemeanor arising out of conduct involving embezzlement, fraudulent conversion, or misappropriation of funds or securities, involving violations of Sections 1341, 1342, or 1343 of Title 18, United States Code, or involving the purchase or sale of any security; or

(ii)  been found by any state regulatory authority, within the last ten (10) years, to have violated or to have acknowledged violation of any provision of any state insurance law involving fraud, deceit, or knowing misrepresentation; or

(iii)  been found by any federal or state regulatory authorities, within the last ten (10) years, to have violated or to have acknowledged violation of any provision of federal or state securities laws involving fraud, deceit, or knowing misrepresentation.

(h)  In using spot and forward foreign exchange contracts for the Series as an investment the parties represent the following:

(i)  That the Manager is properly and lawfully established with full power and authority to enter into spot and forward foreign exchange contracts, to perform its obligations under such foreign exchange contracts and to procure the Portfolio Manager to enter into such foreign exchange contracts on its behalf.

(ii)  That the Manager may not, except for purposes of redemptions, expenses, and other costs of doing business, encumber funds which the Portfolio Manager has under the Portfolio Manager’s management or which benefit from the Portfolio Manager’s investment advice.  If the Manager requires funds for any redemptions, expenses, and other costs of doing business, the Portfolio Manager will make funds available in a reasonably timely manner for the Manager to meet such obligations.  The Manager reserves the right to segregate assets upon notice to the Portfolio Manager and provide different arrangements for investment management with respect to those assets.

(iii)  That the Portfolio Manager has been granted full power and authority to enter into foreign exchange contracts as agent on the Manager’s behalf and to give instructions for settlement for the same.

(iv)  That the Portfolio Manager has full authority to instruct Manager’s and Trust’s custodian in conformity with its mandate.

(v)  That in the event of the termination of this Agreement, the Portfolio Manager, if legally and operationally possible, may offer the Series’ counterparty the option to leave open any existing foreign exchange contracts or to close them out at prevailing market rates.

3.  Broker-Dealer Selection.  The Portfolio Manager is hereby authorized to place orders for the purchase and sale of securities and other investments for each Series’ portfolio, with or through such persons, brokers or dealers and to negotiate commissions to be paid on such transactions and to supervise the execution thereof.  The Portfolio Manager’s primary consideration in effecting any such transaction will be to obtain the best execution for the Series, taking into account the factors specified in the Registration Statement, which include price (including the applicable brokerage commission or dollar spread), the size of the order, the nature of the market for the security, the timing of the transaction, the reputation, the experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution, and the execution capabilities and operational facilities of the firms involved, and the firm’s risk in positioning a block of securities.  Accordingly, the price to a Series in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified, in the judgment of the Portfolio Manager in the exercise of its fiduciary obligations to the Trust, by other aspects of the portfolio execution services offered.

Subject to such policies as the Board of Trustees may determine and consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Portfolio Manager may effect a transaction on behalf of the Series with a broker-dealer who provides brokerage and research services to the Portfolio Manager notwithstanding the fact that the commissions payable with respect to any such transaction may be greater than the amount of any commission another broker-dealer might have charged for effecting that transaction, if the Portfolio Manager determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Portfolio Manager’s or its affiliate’s overall responsibilities with respect to the Series and to their other clients as to which they exercise investment discretion.

The Portfolio Manager will consult with the Manager to the end that portfolio transactions on behalf of a Series are directed to broker-dealers on the basis of criteria reasonably considered appropriate by the Manager.  To the extent consistent with this Agreement, the Portfolio Manager is further authorized to allocate orders placed by it on behalf of the Series to the Portfolio Manager as agent if it is registered as a broker-dealer with the SEC, to any of its affiliated broker-dealers as agents, or to such brokers and dealers who also provide research or statistical material, or other services to the Series, the Portfolio Manager, or an affiliate of the Portfolio Manager.  Such allocation shall be in such amounts and proportions as the Portfolio Manager shall determine consistent with the above standards, and the Portfolio Manager will report on said allocation regularly to the Board indicating the broker-dealers to which such allocations have been made and the basis therefor.

4.  Disclosure about Portfolio Manager.  The Portfolio Manager has reviewed the post-effective amendment to the Registration Statement for the Trust filed with the SEC that contains disclosure about the Portfolio Manager, and represents and warrants that, with respect to the disclosure about or information relating, directly or indirectly, to the Portfolio Manager, to the Portfolio Manager’s knowledge, such Registration Statement contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which was required to be stated therein or necessary to make the statements contained therein not misleading.  The Portfolio Manager further represents and warrants that it is a duly registered investment adviser under the Advisers Act, or alternatively that it is not required to be a registered investment adviser under the Advisers Act to perform the duties described in this Agreement, and that it is a duly registered investment adviser in all states in which the Portfolio Manager is required to be registered and will maintain such registration so long as this Agreement remains in effect.  The Portfolio Manager will provide the Manager with a copy of the Portfolio Manager’s Form ADV, Part II at the time the Form ADV and any amendment is filed with the SEC, and a copy of its written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act, together with evidence of its adoption.

5.  Expenses.  During the term of this Agreement, the Portfolio Manager will pay all expenses incurred by it and its staff and for their activities in connection with the portfolio management duties under this Agreement.  The Manager or the Trust shall be responsible for all the expenses of the Trust’s operations including, but not limited to:

(a)  Expenses of all audits by the Trust’s independent public accountants;

(b)  Expenses of the Series’ transfer agent, registrar, dividend disbursing agent, and shareholder recordkeeping services;

(c)  Expenses of the Series’ custodial services including recordkeeping services provided by the custodian;

(d)  Expenses of obtaining quotations for calculating the value of each Series’ net assets;

(e)  Expenses of obtaining Portfolio Activity Reports and Analyses of International Management Reports (as appropriate) for each Series;

(f)  Expenses of maintaining the Trust’s tax records;

(g)  Salaries and other compensation of any of the Trust’s executive officers and employees, if any, who are not officers, directors, stockholders, or employees of the Portfolio Manager or an affiliate of the Portfolio Manager;

(h)  Taxes levied against the Trust;

(i)  Brokerage fees and commissions, transfer fees, registration fees, taxes and similar liabilities and costs properly payable or incurred in connection with the purchase and sale of portfolio securities for the Series;

(j)  Costs, including the interest expense, of borrowing money;

(k)  Costs and/or fees incident to meetings of the Trust’s shareholders, the preparation and mailings of prospectuses and reports of the Trust to its shareholders, the filing of reports with regulatory bodies, the maintenance of the Trust’s existence, and the regulation of shares with federal and state securities or insurance authorities;

(l)  The Trust’s legal fees, including the legal fees related to the registration and continued qualification of the Trust’s shares for sale;

(m)  Trustees’ fees and expenses to trustees who are not officers, employees, or stockholders of the Portfolio Manager or any affiliate thereof;

(n)  The Trust’s pro rata portion of the fidelity bond required by Section 17(g) of the 1940 Act, or other insurance premiums;

(o)  Association membership dues;

(p)  Extraordinary expenses of the Trust as may arise including expenses incurred in connection with litigation, proceedings, and other claims (unless the Portfolio Manager is responsible for such expenses under Section 13 of this Agreement), and the legal obligations of the Trust to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; and

(q)  Organizational and offering expenses.

6.  Compensation.  For the services provided to each Series, the Manager will pay the Portfolio Manager a fee, payable as described in Schedule B.

The fee will be prorated to reflect any portion of a calendar month that this Agreement is not in effect among the parties.  In accordance with the provisions of the Management

Agreement, the Manager is solely responsible for the payment of fees to the Portfolio Manager, and the Portfolio Manager agrees to seek payment of its fees solely from the Manager.

7.  Seed Money.  The Manager agrees that the Portfolio Manager shall not be responsible for providing money for the initial capitalization of the Series.

8.  Compliance.

(a)  The Trust and the Manager acknowledge that the Portfolio Manager is not the compliance agent for any Series or for the Trust or the Manager, and does not have access to all of each Series’ books and records necessary to perform certain compliance testing.  To the extent that the Portfolio Manager has agreed to perform the services specified in Section 2 in accordance with the Trust’s registration statement, the Trust’s Amended and Restated Agreement and Declaration of Trust and By-Laws, the Trust’s Prospectus and any policies adopted by the Trust’s Board of Trustees applicable to the Series (collectively, the “Charter Requirements”), and in accordance with applicable law (including Subchapters M and L of the Code, the 1940 Act and the Advisers Act (“Applicable Law”)), the Portfolio Manager shall perform such services based upon its books and records with respect to each Series, which comprise a portion of each Series’ books and records, and upon information and written instructions received from the Trust, the Manager or the Trust’s administrator, and shall not be held responsible under this Agreement so long as it performs such services in accordance with this Agreement, the Charter Requirements and Applicable Law based upon such books and records and such information and instructions provided by the Trust, the Manager, or the Trust’s administrator.  The Manager shall promptly provide the Portfolio Manager with copies of the Trust’s registration statement, the Trust’s Amended and Restated Agreement and Declaration of Trust and By-Laws, the Trust’s currently effective Prospectus and any written policies and procedures adopted by the Trust’s Board of Trustees applicable to the Portfolio and any amendments or revisions thereto.  The Portfolio Manager agrees that it shall promptly notify the Manager and the Trust (1) in the event that the SEC or other governmental authority has censured the Portfolio Manager; placed limitations upon its activities, functions or operations; suspended or revoked its registration, if any, as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, (2) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Code, or (3) upon having a reasonable basis for believing that the Series has ceased to comply with the diversification provisions of Section 817(h) of the Code or the regulations thereunder.  The Portfolio Manager further agrees to notify the Manager and the Trust promptly of any material fact known to the Portfolio Manager respecting or relating to the Portfolio Manager that is not contained in the Registration Statement as then in effect, and is required to be stated therein or necessary to make the statements therein not misleading, or of any statement contained therein that becomes untrue in any material respect.

(b)  The Manager agrees that it shall immediately notify the Portfolio Manager (1) in the event that the SEC has censured the Manager or the Trust; placed limitations upon either of their activities, functions, or operations; suspended or revoked the Manager’s registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, (2) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Code, or (3) upon having a reasonable basis for believing that the Series has ceased to comply with the diversification provisions of Section 817(h) of the Code or the regulations thereunder.

9.  Books and Records.  In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Portfolio Manager hereby agrees that all records which it maintains for the Series are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust’s or the Manager’s reasonable request, although the Portfolio Manager may, at its own expense, make and retain a copy of such records.  The Portfolio Manager further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-l under the 1940 Act and to preserve the records required by Rule 204-2 under the Advisers Act for the period specified in such rules.

10.  Cooperation; Confidentiality.  Each party to this Agreement agrees to cooperate with each other party and with all appropriate governmental authorities having the requisite jurisdiction (including, but not limited to, the SEC and state insurance regulators) in connection with any investigation or inquiry relating to this Agreement or the Trust.

Subject to the foregoing, the Portfolio Manager shall treat as confidential all information pertaining to the Trust and actions of the Trust, the Manager and the Portfolio Manager, and the Manager shall treat as confidential and use only in connection with the Series all information furnished to the Trust or the Manager by the Portfolio Manager, in connection with its duties under the Agreement except that the aforesaid information need not be treated as confidential if required to be disclosed under applicable law, if generally available to the public through means other than by disclosure by the Portfolio Manager or the Manager, or if available from a source other than the Manager, Portfolio Manager or the Trust.

11.  Representations Respecting Portfolio Manager.

(a)  During the term of this Agreement, the Trust and the Manager agree to furnish to the Portfolio Manager at its principal offices prior to use thereof copies of all Registration Statements and amendments thereto, prospectuses, proxy statements, reports to shareholders, sales literature or other material prepared for distribution to shareholders of the Trust or any Series or to the public that refer or relate in any way to the Portfolio Manager or any of its affiliates (other than the Manager), or that use any derivative of the names “Morgan Stanley,” “Van Kampen,” “Miller Anderson” or MAS or any derivative thereof or logos associated therewith. The Trust and the Manager agree that they will not use any such material without the prior consent of the Portfolio Manager, which consent shall not be unreasonably withheld.  In the event of the termination of this Agreement, the Trust and the Manager will furnish to the Portfolio Manager copies of any of the above-mentioned materials that refer or relate in any way to the Portfolio Manager;

(b)  The Trust and the Manager will furnish to the Portfolio Manager such information relating to either of them or the business affairs of the Trust as the Portfolio Manager shall from time to time reasonably request in order to discharge its obligations hereunder;

(c)  The Manager and the Trust agree that neither the Trust, the Manager, nor affiliated persons of the Trust or the Manager shall give any information or make any representations or statements in connection with the sale of shares of the Series concerning the Portfolio Manager or the Series other than the information or representations contained in the Registration Statement, prospectus, or statement of additional information for the Trust, as they may be amended or supplemented from time to time, or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved in advance by the Portfolio Manager, except with the prior permission of the Portfolio Manager.

12.  Services Not Exclusive  The services of the Portfolio Manager to the Series and the Trust are not to be deemed to be exclusive, and the Portfolio Manager shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities, provided, however, that the Portfolio Manager may not consult with any other portfolio manager of the Trust concerning transactions in securities or other assets for any investment portfolio of the Trust, including the Series, except that such consultations are permitted between the current and successor portfolio managers of the Series in order to effect an orderly transition of portfolio management duties so long as such consultations are not concerning transactions prohibited by Section 17(a) of the 1940 Act.

13.  Liability.  Except as may otherwise be required by the 1940 Act or the rules thereunder or other applicable law, the Trust and the Manager agree that the Portfolio Manager, any affiliated person of the Portfolio Manager, and each person, if any, who, within the meaning of Section 15 of the Securities Act of 1933, as amended (“1933 Act”), controls the Portfolio Manager (1) shall bear no responsibility and shall not be subject to any liability for any act or omission respecting any series of the Trust that is not a Series hereunder; and (2) shall not be liable for any error of judgment, mistake of law, any diminution in value of the investment portfolio of the Series, or subject to any damages, expenses, or losses in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance by the Portfolio Manager of its duties, or by reason of reckless disregard by the Portfolio Manager of its obligations and duties under this Agreement.

14.  Indemnification.

(a)  Notwithstanding Section 13 of this Agreement, the Manager agrees to indemnify and hold harmless the Portfolio Manager, any affiliated person of the Portfolio Manager (other than the Manager), and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls (“controlling person”) the Portfolio Manager (all of such persons being referred to as “Portfolio Manager Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Portfolio Manager Indemnified Person may become subject under the 1933 Act, the 1940 Act, the Advisers Act, the Code, under any other statute, at common law or otherwise, arising out of the Manager’s responsibilities to the Trust which (1) may be based upon any violations of willful misconduct, malfeasance, bad faith or gross negligence by the Manager, any of its employees or representatives, or any affiliate of or any person acting on behalf of the Manager, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact supplied by, or which is the responsibility of, the Manager and contained in the Registration Statement or prospectus covering shares of the Trust or any Series, or any amendment thereof or any supplement thereto, or the omission or alleged omission to state therein a material fact known or which should have been known to the Manager and was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust or to any affiliated person of the Manager by a Portfolio Manager Indemnified Person; provided however, that in no case shall the indemnity in favor of the Portfolio Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

(b)  Notwithstanding Section 13 of this Agreement, the Portfolio Manager agrees to indemnify and hold harmless the Manager, any affiliated person of the Manager (other than the Portfolio Manager), and each person, if any, who, is a controlling person of the Manager (all of such persons being referred to as “Manager Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Manager Indemnified Person may become subject under the 1933 Act, 1940 Act, the Advisers Act, the Code, under any other statute, at common law or otherwise, arising out of the Portfolio Manager’s responsibilities as Portfolio Manager of the Series which (1) may be based upon any violations of willful misconduct, malfeasance, bad faith or gross negligence by the Portfolio Manager, any of its employees or representatives, or any affiliate of or any person acting on behalf of the Portfolio Manager, including but not limited to its responsibilities under Section 2, Paragraph (a) of this Agreement, or (2) any breach of any representations or warranties contained in Section 4; provided, however, that in no case shall the indemnity in favor of a Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

(c)  The Manager shall not be liable under Paragraph (a) of this Section 14 with respect to any claim made against a Portfolio Manager Indemnified Person unless such Portfolio Manager Indemnified Person shall have notified the Manager in writing within a reasonable time after the summons, notice, or other first legal process or notice giving information of the nature of the claim shall have been served upon such Portfolio Manager Indemnified Person (or after such Portfolio Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Manager of any such claim shall not relieve the Manager from any liability which it may have to the Portfolio Manager Indemnified Person against whom such action is brought  except to the extent the Manager is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Portfolio Manager Indemnified Person, the Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Portfolio Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Portfolio Manager Indemnified Person.  If the Manager assumes the defense of any such action and the selection of counsel by the Manager to represent both the Manager and the Portfolio Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Portfolio

Manager Indemnified Person, adequately represent the interests of the Portfolio Manager Indemnified Person, the Manager will, at its own expense, assume the defense with counsel to the Manager and, also at its own expense, with separate counsel to the Portfolio Manager Indemnified Person, which counsel shall be satisfactory to the Manager and to the Portfolio Manager Indemnified Person.  The Portfolio Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Manager shall not be liable to the Portfolio Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Portfolio Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation. The Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Portfolio Manager Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Portfolio Manager Indemnified Person.

(d)  The Portfolio Manager shall not be liable under Paragraph (b) of this Section 14 with respect to any claim made against a Manager Indemnified Person unless such Manager Indemnified Person shall have notified the Portfolio Manager in writing within a reasonable time after the summons, notice, or other first legal process or notice giving information of the nature of the claim shall have been served upon such Manager Indemnified Person (or after such Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Portfolio Manager of any such claim shall not relieve the Portfolio Manager from any liability which it may have to the Manager Indemnified Person against whom such action is brought except to the extent the Portfolio Manager is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Manager Indemnified Person, the Portfolio Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Manager Indemnified Person.  If the Portfolio Manager assumes the defense of any such action and the selection of counsel by the Portfolio Manager to represent both the Portfolio Manager and the Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Manager Indemnified Person, adequately represent the interests of the Manager Indemnified Person, the Portfolio Manager will, at its own expense, assume the defense with counsel to the Portfolio Manager and, also at its own expense, with separate counsel to the Manager Indemnified Person, which counsel shall be satisfactory to the Portfolio Manager and to the Manager Indemnified Person.  The Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Portfolio Manager shall not be liable to the Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Portfolio Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Manager Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Manager Indemnified Person.

(e)  The Manager shall not be liable under this Section 14 to indemnify and hold harmless the Portfolio Manager and the Portfolio Manager shall not be liable under this Section 14 to indemnify and hold harmless the Manager with respect to any losses, claims, damages, liabilities, or litigation that first become known to the party seeking indemnification during any period that the Portfolio Manager is, within the meaning of Section 15 of the 1933 Act, a controlling person of the Manager.

15.  Duration and Termination.  With respect to each Series identified as a Series on Schedule A hereto as in effect on December 15, 2006, unless earlier terminated with respect to any Series this Agreement shall continue in full force and effect through November 30, 2008.  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Trust, or (ii) the vote of a majority of the outstanding voting shares of the Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Trust who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Trust or the Manager, cast in person at a meeting called for the purpose of voting on such approval.

With respect to any Series that was added to Schedule A hereto after December 15, 2006, the Agreement shall become effective on the date reflected on Schedule A, subject to the condition that the Trust’s Board of Trustees, including a majority of those Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Manager, and the shareholders of such Series, shall have approved this Agreement.  Unless terminated earlier as provided herein with respect to any such Series, the Agreement shall continue in full force and effect for a period of two years from the date of its effectiveness (as identified above) with respect to that Series. Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Trust, or (ii) vote of a majority of the outstanding voting shares of such Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Trust who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Trust or the Manager, cast in person at a meeting called for the purpose of voting on such approval.

The Portfolio Manager shall not provide any services for such Series or receive any fees on account of such Series with respect to which this Agreement is not approved as described in the above.  However, any approval of this Agreement by the holders of a majority of the outstanding shares (as defined in the 1940 Act) of a Series shall be effective to continue this Agreement with respect to such Series notwithstanding (i) that this Agreement has not been approved by the holders of a majority of the outstanding shares of any other Series or (ii) that this agreement has not been approved by the vote of a majority of the outstanding shares of the Trust, unless such approval shall be required by any other applicable law or otherwise.

Notwithstanding the foregoing, this Agreement may be terminated for each or any Series hereunder:  (a) by the Manager at any time without penalty, upon sixty (60) days’ written notice to the Portfolio Manager and the Trust, (b) at any time without payment of any penalty by the Trust, upon the vote of a majority of the Trust’s Board of Trustees or a majority of the outstanding voting securities of each Series, upon sixty (60) days’ written notice to the Manager and the Portfolio Manager, or (c) by the Portfolio Manager at any time without penalty, upon three (3) months’ written notice to the Manager and the Trust, unless the Manager or the Trust requests additional time to find a replacement for the Portfolio Manager, in which case the Portfolio Manager shall allow the additional time requested by the Trust or the Manager not to exceed three (3) months beyond the initial three-month notice period; provided however, that the Portfolio Manager may terminate this Agreement at any time without penalty effective upon written notice to the Manager and the Trust, in the event either the Portfolio Manager (acting in good faith) or the Manager ceases to be registered as an investment adviser under the Advisers Act or otherwise becomes legally incapable of providing investment management services pursuant to its respective contract with the Trust, or in the event the Manager becomes bankrupt or otherwise incapable of carrying out its obligations under this Agreement, or in the event that the Portfolio Manager does not receive compensation for its services from the Manager or the Trust as required by the terms of this Agreement.  In addition, this Agreement shall terminate with respect to a Series in the event that it is not approved by the vote of a majority of the outstanding voting securities of that Series at a meeting of shareholders at which approval of the Agreement shall be considered by shareholders of the Series.  In the event of termination for any reason, all records of each Series for which the Agreement is terminated shall promptly be returned to the Manager or the Trust, free from any claim or retention of rights in such records by the Portfolio Manager, although the Portfolio Manager may, at its own expense, make and retain a copy of such records.  The Agreement shall automatically terminate in the event of its assignment (as such term is described in the 1940 Act).  In the event this Agreement is terminated or is not approved in the manner described above, the Sections or Paragraphs numbered 2(e), 9, 10, 11, 13, 14, and 18 of this Agreement shall remain in effect, as well as any applicable provision of this Paragraph numbered 15.

16.  Notices.  Any notice must be in writing and shall be deemed to have been given when (1) delivered in person, (2) dispatched by telegram or electric facsimile transfer (confirmed in writing by postage prepaid first class mail simultaneously dispatched), (3) sent by internationally recognized overnight courier service (with receipt confirmed by such overnight courier service), or (4) when sent by registered or certified mail, to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Trust:

ING Investors Trust

7337 E. Doubletree Ranch Rd.

Scottsdale, AZ 85258

Attention:  Chief Counsel

If to the Manager:

Directed Services, LLC

7337 E. Doubletree Ranch Rd.

Scottsdale, AZ 85258

Attention:  Chief Counsel

If to the Portfolio Manager:

Morgan Stanley Investment Management, Inc

1221 Avenue of the Americas

New York, New York 10020

Attention: Legal Department

17.  Amendments.  No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by an affirmative vote of (i) the Trustees of the Trust, including a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law; and (ii) the holders of a majority of the outstanding voting securities of the Series.

18.  Use of Names.

(a)  It is understood that the name “Directed Services, LLC” or any derivative thereof or logo associated with that name is the valuable property of the Manager and/or its affiliates, and that the Portfolio Manager has the right to use such name (or derivative or logo) only with the approval of the Manager and only so long as the Manager is Manager to the Trust and/or the Series.  Upon termination of the Management Agreement between the Trust and the Manager, the Portfolio Manager shall as soon as is reasonably possible cease to use such name (or derivative or logo).

(b)  It is understood that the names “Morgan Stanley,”  “Van Kampen” “Miller Anderson” or “MAS” or any derivative thereof or logos associated with those names are the valuable property of the Portfolio Manager and its affiliates and that the Trust and/or the Series have the right to use such names (or derivatives or logos) in offering materials of the Trust with the approval of the Portfolio Manager and for so long as the Portfolio Manager is a portfolio manager to the Trust and/or the Series.  Upon termination of this Agreement between the Trust, the Manager, and the Portfolio Manager, the Trust shall as soon as is reasonably possible cease to use such names (or derivatives or logos).

19.  Amended and Restated Agreement and Declaration of Trust.  A copy of the Amended and Restated Agreement and Declaration of Trust for the Trust is on file with the Secretary of the Commonwealth of Massachusetts.  The Amended and Restated Agreement and Declaration of Trust has been executed on behalf of the Trust by Trustees of the Trust in their capacity as Trustees of the Trust and not individually.  The obligations of this Agreement shall be binding upon the assets and property of the Trust and shall not be binding upon any Trustee, officer, or shareholder of the Trust individually.

20.  Miscellaneous.

(a)  This Agreement shall be governed by the laws of the Commonwealth of Pennsylvania, without giving effect to the provisions, policies or principals thereof relating to choice or conflict of laws, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act or rules or orders of the SEC thereunder.  The term “affiliate” or “affiliated person” as used in this Agreement shall mean “affiliated person” as defined in Section 2(a)(3) of the 1940 Act.

(b)  The captions of this Agreement are included for convenience only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

(c) To the extent permitted under Section 15 of this Agreement, this Agreement may only be assigned by any party with the prior written consent of the other parties.

(d)  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby, and to this extent, the provisions of this Agreement shall be deemed to be severable.

(e)  Nothing herein shall be construed as constituting the Portfolio Manager as an agent of the Manager, or constituting the Manager as an agent of the Portfolio Manager.

(f)  This Agreement may be executed in counterparts.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed as of the day and year first above written.

ING INVESTORS TRUST

By:
Todd Modic
Senior Vice President

DIRECTED SERVICES, LLC

By:

Name:

Title:

MORGAN STANLEY INVESTMENT MANAGEMENT INC. D/B/A VAN KAMPEN

By:

Name:

Title:

SCHEDULE A

The Series of ING Investors Trust, as described in Section 1 of the attached Portfolio Management Agreement, to which Morgan Stanley Investment Management, Inc. shall act as Portfolio Manager is as follows:

ING Van Kampen Capital Growth Portfolio

ING Van Kampen Global Franchise Portfolio

ING Van Kampen Growth and Income Portfolio

ING Van Kampen Real Estate Portfolio

ING Van Kampen Large Cap Growth Portfolio(1)

(1)                                  Effective date of the Agreement with respect to ING Van Kampen Large Cap Growth Portfolio is January 31, 2008.

SCHEDULE B

COMPENSATION FOR SERVICES TO SERIES

For the services provided by Morgan Stanley Investment Management, Inc. (“Portfolio Manager”) to the following Series of ING Investors Trust, pursuant to the attached Portfolio Management Agreement, the Manager will pay the Portfolio Manager a fee, computed daily and payable monthly, based on the average daily net assets of the Series at the following annual rates of the average daily net assets of the Series:

Series	Rate
ING Van Kampen Capital Growth Portfolio(2)	0.400% on first $250 million;
0.375% on next $250 million;
0.350% on next $500 million; and
0.275% thereafter

ING Van Kampen Global Franchise Portfolio	0.65% on first $150 million;
0.55% on next $150 million;
0.45% on next $200 million; and
0.40% thereafter

ING Van Kampen Growth and Income Portfolio	0.50% on first $100 million;
0.40% on next $100 million;
0.30% on next $100 million;
0.25% on next $700 million; and
0.20% thereafter

ING Van Kampen Real Estate Portfolio	0.50% on first $200 million; and
0.40% thereafter

ING Van Kampen Large Cap Growth Portfolio(3)	0.40% on first $250 million
0.35% on assets over $250 million

(2)    For purposes of calculating fees under this Agreement, the assets of the Series shall be aggregated with the assets of ING Van Kampen Comstock Portfolio, a series of ING Partners, Inc., which is not a party to this Agreement.  The aggregated assets will be applied to the above schedule and the resulting fee shall be prorated back to each Series and its respective Adviser/Manager based on relative net assets.

(3)               Effective date of the Agreement with respect to ING Van Kampen Large Cap Growth Portfolio is January 31, 2008.

APPENDIX C

ADDITIONAL INFORMATION REGARDING
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO

(THE “PORTFOLIO”)

Interests of the Holders of Variable Insurance Contracts and Polices and Qualified Retirement Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans.  The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations.  The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors.  However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations.  The Board of Trustees (“Board”) monitors events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.  The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (normally 4 p.m. Eastern time unless otherwise designated by the NYSE) (“Market Close”) on the New York Stock Exchange (“NYSE”).  The Portfolio is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on all national holidays and Good Friday.  Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                                        Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                                        Securities of an issuer that has entered into a restructuring;

•                                        Securities whose trading has been halted or suspended;

•                                        Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•                                        Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.  When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent.  In order to receive that day’s price, the order must be received by the earlier of 4:00 p.m. Eastern time or Market Close.  The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order.  The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission (the “SEC”).

Management of the Portfolio

Adviser

Directed Services, LLC (“DSL”), a Delaware limited liability company, serves as the adviser to the Portfolio.  DSL has overall responsibility for the management of the Portfolio.  DSL provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

DSL is registered with the SEC as an investment adviser. DSL is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”“). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

On December 31, 2006, an internal reorganization was undertaken in which Directed Services, Inc. (“DSI”), a former adviser to the Portfolio, was reorganized into a limited liability company and transferred so that it became a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI’s advisory contracts were assumed by DSL. As of

December 31, 2006, DSL managed approximately $41.6 billion in registered investment company assets.  The principal address of DSL is 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s investment portfolio pursuant to a sub-advisory agreement.  DSL is responsible for monitoring the investment programs and performance of the sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Board.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2006.

Sub-Adviser and Portfolio Managers

DSL has engaged Morgan Stanley Investment Management, Inc., (“MSIM Inc.” or “Sub-Adviser”).  MSIM Inc.,   doing business in certain instances (including in its role as sub-adviser to the Portfolio) under the name “Van Kampen.”, is a registered investment adviser principally located at 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley.  As of December 31, 2006, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $492 billion

Dennis Lynch, David Cohen, Sam Chainani and Alexander Norton serve as the portfolio managers for Van Kampen Capital Growth Portfolio.  Messrs. Lynch, Cohen and Chainani have managed the Portfolio since June 2004 and Mr. Norton has managed the Portfolio since October 2005.

The Sub-Adviser, subject to the supervision of DSL and the Board, is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies.  The Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

DSL has overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio’s investment objective.

DSL pays the Sub-Adviser a fee at an annual rate based on the average daily net asset value of the Portfolio.  DSL pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Manager

The Portfolio’s Statement of Additional Information, dated April 30, 2007, provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Administrative Services

The management agreement between ING Investors Trust (“IIT”) and DSL provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios’ business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not “interested persons” of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolio would also bear any extraordinary expenses such as litigation or indemnification expenses.

Portfolio Distribution

The Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”).  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, AZ  85258.

IFD is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from the FINRA.

On December 31, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from DSI, the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolio.

Additional Information Regarding the Classes of Shares

Van Kampen Capital Growth Portfolio’s shares are classified into Adviser Class (“ADV Class”), Service 2 Class (“Class S2”), Service Class (“Class S”) and Institutional Class (“Class I”).  The classes are identical except for different expenses, certain related rights and certain shareholder services.  All classes of the Portfolio have a common investment objective and investment portfolio.

Purchase and Redemptions of Shares

The Portfolio’s shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Shareholder Service and/or Distribution Plans

IIT has entered into a Shareholder Service and Distribution Plan (“Plan”) with respect to the ADV Class of the Portfolio in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators (“financial service firms”).  The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolio (a 0.25% shareholder service fee and at 0.50% distribution fee).  Over time, these fees will increase the cost of an investor’s shares and may cost investors more than paying other types of sales charges.  The ADV Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum.  The Class I shares are not subject to a shareholder servicing fee or a Rule 12b-1 distribution fee. The Class S shares are not subject to a Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle.  Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio.  Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans.  The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers.  You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation for its policies regarding frequent, short-term trading.  The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading.  There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders.  Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner.  Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on the Portfolio’s performance.

Since the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading.  If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies.  This is often referred to as “price arbitrage.”  Such price arbitrage opportunities may also occur even if the Portfolio did not invest in foreign securities.  For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, since the Portfolio may hold thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage.  The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies.  However, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur.  Moreover, decisions about allowing trades in the Portfolio may be required.  These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

How ING Compensates Entities Offering the Portfolio as an Investment Option in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Plan, the Portfolio’s Advisers or Distributor (collectively, “ING”), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies.  The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies.  The Portfolio’s adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio.  These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is IFD.  ING Funds Distributor has entered into such agreements with non-affiliated insurance companies.  Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%.  This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of April 30, 2007, the Adviser had entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company.  ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization.  These methods may take the form of cash payments to affiliates.  These methods do not impact the costs incurred when investing in the Portfolio.  Additionally, if the Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on the Portfolio if it must pay to have it sub-advised by non-affiliated entities.  Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners.  Neither the Portfolio, nor the Adviser or the Distributor are a party to these arrangements.  Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive.  Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31.  The Portfolio will send financial statements to its shareholders at least semi-annually.  An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from Van Kampen Capital Growth Portfolio’s financial statements, which have been audited by KPMG, LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2007, which is unaudited.

Selected Data for a share of beneficial interest outstanding throughout each period

	Class ADV				Class I
	Six Months Ended June30, 2007	December 29, 2006(1) to December 31,		Six Months Ended June 30, 2007	Year Ended December 31			May 6, 2004(1) to December 31
	(undaudited)	2006		(unaudited)	2006		2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$11.83	11.83		11.94	11.85		10.32	9.71
Income from investment operations:
Net investment income	$(0.01)	(0.00	)**	0.03	0.00	**	0.01	0.04
Net realized and unrealized gain on investments	$1.17	—		1.15	0.49		1.58	0.62
Total from investment operations	$1.16	(0.00	)**	1.18	0.49		1.59	0.66
Less distributions:
Net investment income	$—	—		—	—		0.06	0.00	**
Net realized gains on investments	$—	—		—	0.40		—	0.05
Total distributions	$—	—		—	0.40		0.06	0.05
Net asset value, end of period	$12.99	11.83		13.12	11.94		11.85	10.32
Total Return(2)%	9.81	—		9.88	4.31		15.45	6.80
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1		33,586	35,555		42,210	42,752
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.41	1.40		0.66	0.65		0.68	0.65
Net expenses after expense reimbursement(3)(4)%	1.12	1.23		0.52	0.63		0.66	0.65
Net investment income after expense reimbursement(3)(4)%	(0.17)	(1.23)		0.45	0.01		0.08	1.04
Portfolio turnover rate %	26	59		26	59		84	170

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005 or more than ($0.005).

	Class S
	Six Months Ended, June 30, 2007	Year Ended December 31,					May 1, 2002(1) to December 31
	(unaudited)	2006	2005	2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.88	11.82	10.31	9.65	7.89		10.00
Income from investment operations:
Net investment income	$0.01	(0.03)	(0.02)	0.04	0.01		0.01 *
Net realized and unrealized gain on investments	$1.15	0.49	1.57	0.67	1.85		(2.11)
Total from investment operations	$1.16	0.46	1.55	0.71	1.86		(2.10)
Less distributions:
Net investment income	$—	—	0.04	—	0.00	**	0.01
Net realized gains on investments	$—	0.40	—	0.05	0.10		—
Total distributions	$—	0.40	0.04	0.05	0.10		0.01
Net asset value, end of period	$13.04	11.88	11.82	10.31	9.65		7.89
Total Return(2)%	9.76	4.06	15.04	7.34	23.65		(21.05)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$57,463	57,207	61,289	40,272	29,803		6,334
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.91	0.90	0.93	0.90	1.02		1.00
Net expenses after expense reimbursement(3)(4)%	0.77	0.88	0.91	0.90	1.02		1.00
Net investment income after expense reimbursement(3)(4)%	0.21	(0.24)	(0.16)	0.44	0.06		0.13
Portfolio turnover rate %	26	59	84	170	120		113

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.

APPENDIX D

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of January 11, 2008:

ING VAN KAMPEN LARGE CAP GROWTH PORTFOLIO

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*                On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on January 11, 2008

D-1

[Insert ING Logo & Address]

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON APRIL 10, 2008

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1.                         To approve an Agreement and Plan of Reorganization by and between ING Van Kampen Large Cap Growth Portfolio and ING Van Kampen Capital Growth Portfolio, providing for the reorganization of ING Van Kampen Large Cap Growth Portfolio with and into ING Van Kampen Capital Growth Portfolio.

For ☐	Against ☐	Abstain ☐

2.                        To approve an investment sub-advisory agreement between Directed Services, LLC (“DSL”), the ING Van Kampen Large Cap Growth Portfolio’s investment adviser and Morgan Stanley Investment Management, Inc., doing business under the name “Van Kampen,” pursuant to which Van Kampen would continue to serve as the sub-adviser to ING Van Kampen Large Cap Growth Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

 [Insert ING Logo & Address]

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the

Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 10, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING VAN KAMPEN LARGE CAP GROWTH PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on April 10, 2008 at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1.                         To approve an Agreement and Plan of Reorganization by and between ING Van Kampen Large Cap Growth Portfolio and ING Van Kampen Capital Growth Portfolio, providing for the reorganization of ING Van Kampen Large Cap Growth Portfolio with and into ING Van Kampen Capital Growth Portfolio.

For ☐	Against ☐	Abstain ☐

2.                        To approve an investment sub-advisory agreement between Directed Services, LLC (“DSL”), ING Van Kampen Large Cap Growth Portfolio’s investment adviser and Morgan Stanley Investment Management, Inc., doing business under the name “Van Kampen,” pursuant to which Van Kampen would continue to serve as the sub-adviser to ING Van Kampen Large Cap Growth Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING INVESTORS TRUST

Statement of Additional Information

February 26, 2008

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

ING Van Kampen Large Cap Growth Portfolio (formerly known as ING FMRSM Large Cap Growth Portfolio) (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	ING Van Kampen Capital Growth Portfolio (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Investors Trust (“SAI”) is available to the shareholders of ING Van Kampen Large Cap Growth Portfolio, a series of ING Investors Trust, in connection with a proposed transaction whereby all of the assets and known liabilities of  ING Van Kampen Large Cap Growth Portfolio will be transferred to ING Van Kampen Capital Growth Portfolio, another series of ING Investors Trust, in exchange for shares of ING Van Kampen Capital Growth Portfolio (the “Reorganization”).

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; (iii) the Portfolio Manager’s Report for ING Van Kampen Capital Growth Portfolio and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.         The SAI for ING Van Kampen Capital Growth Portfolio and ING Van Kampen Large Cap Growth Portfolio, as supplemented, dated April 30, 2007, as filed on April 27, 2007 (File No. 033-23512).

2.         The Financial Statements of ING Van Kampen Capital Growth Portfolio and ING Van Kampen Large Cap Growth Portfolio are included in the Annual Report dated  December 31, 2006, as filed on March 8, 2007 and the Semi-Annual Report, dated June 30, 2007, as filed on September 5, 2007 (File No: 811-05629).

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated February 26, 2008, relating to the Reorganization of Van Kampen Large Cap Growth Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-262-3862.  This SAI should be read in conjunction with the Prospectus/Proxy Statement.

1

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and known liabilities of ING Van Kampen Large Cap Growth Portfolio will be transferred to ING Van Kampen Capital Growth Portfolio, in exchange for shares of ING Van Kampen Capital Growth Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2007. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2007 (Unaudited)

	ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	Adjustments		Pro forma Combined
ASSETS:
Investments in securities at value+*	$599,491,496	$104,028,499			$703,519,995
Short-term investments at amortized cost	771,803	26,925,000			27,696,803
Cash	532,444	201,049			733,493
Foreign currencies at value***	—	360,556			360,556
Receivables:
Investment securities sold	107,363,338	1,507,211			108,870,549
Fund shares sold	169,783	5			169,788
Dividends and interest	349,464	64,151			413,615
Prepaid expenses	3,443	—			3,443
Reimbursement due from manager	20,284	—			20,284
Total assets	708,702,055	133,086,471			841,788,526

LIABILITIES:
Payable for investment securities purchased	96,215,556	1,168,831			97,384,387
Payable for fund shares redeemed	355,253	34,526			389,779
Payable upon receipt of securities loaned	—	26,925,000			26,925,000
Payable to affiliates	383,212	69,359			452,571
Payable for trustee fees	2,530	—			2,530
Other accrued expenses and liabilities	60,979	—	68,500	(B)	129,479
Total liabilities	97,017,530	28,197,716	68,500		125,283,746
NET ASSETS	$611,684,525	$104,888,755	$(68,500)		$716,504,780

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$587,425,002	$72,585,642			$660,010,644
Undistributed net investment income	990,283	143,208	(68,500	)(B)	1,064,991
Accumulated net realized gain (loss) on investments and foreign currency related transactions	19,244,913	9,740,325			28,985,238
Net unrealized appreciation on investments and foreign currency related transactions	4,024,327	22,419,580			26,443,907
NET ASSETS	$611,684,525	$104,888,755	$(68,500)		$716,504,780

+ Including securities loaned at value	$—	$26,385,118			$26,385,118

2

	ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	Adjustments		Pro forma Combined
ASSETS:
* Cost of investments in securities	$595,467,169	$81,610,091			$677,077,260
*** Cost of foreign currencies	$—	$359,393			$359,393

Class ADV
Net assets	$6,784	$1,123	$(1	)(B)	$7,906
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001			$—
Shares outstanding	609	86	(86	)(C)	609
Net asset value and redemption price per share	$11.14	$12.99			$12.99

Class I
Net assets	$440,580,284	$33,586,289	$(49,339	)(B)	$474,117,234
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001			$—
Shares outstanding	39,203,818	2,560,523	(5,626,764	)(C)	36,137,577
Net asset value and redemption price per share	$11.24	$13.12			$13.12

Class S
Net assets	$171,096,411	$57,463,450	$(19,160	)(B)	$228,540,701
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001			$—
Shares outstanding	15,293,446	4,406,622	(2,174,025	)(C)	17,526,043
Net asset value and redemption price per share	$11.19	$13.04			$13.04

(B)        Reflects adjustment for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).

(C)        Reflects new shares issued, net of retired shares of ING Van Kampen Large Cap Growth Portfolio.  Calculation:  Net Assets ÷ NAV per share)

3

STATEMENTS OF OPERATIONS (Unaudited)

	ING Van Kampen Large Cap Growth Portfolio for the twelve months ended June 30, 2007	ING Van Kampen Capital Growth Portfolio for the twelve months ended June 30, 2007	Adjustments		Pro forma Combined for the twelve months ended June 30, 2007
INVESTMENT INCOME:
Dividends*	$4,680,350	$772,240			$5,452,590
Interest	236,666	60,328			296,994
Securities lending income	—	14,866			14,866
Settlement income	—	—			—
Total investment income	4,917,016	847,434			5,764,450

EXPENSES:
Investment management fees	3,709,542	—	(3,709,542	)(A)	—
Unified fees	—	687,816	4,173,350	(A)	4,861,166
Distribution and service fees:
Class ADV	39	1	(3	)(A)	38
Class S	451,551	142,532			594,083
Class S2	5	67,141	(5	)(A)	67,141
Transfer agent fees
Class ADV	976	—	(976	)(A)	—
Administrative service fees	641,801	—	(641,801	)(A)	—
Shareholder reporting expense	72,885	—	(72,885	)(A)	—
Registration fees	117	—	(117	)(A)	—
Professional fees	56,064	—	(56,064	)(A)	—
Custody and accounting expense	75,670	—	(75,670	)(A)	—
Trustee fees	23,359	6,638	—		29,997
Offering expense	1,616	—	(1,616	)(A)	—
Miscellaneous expense	18,986	—	(18,986	)(A)	—
Total expenses	5,052,611	904,128	(404,315)		5,522,424
Less:
Net waived and reimbursed fees	(233,175)	(58,635)	147,409	(A)	(144,401)
Net expenses	4,819,436	848,493	(256,906)		5,408,023
Net investment income	97,580	1,941	256,906		356,427

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	26,192,882	5,702,114			31,894,996
Foreign currency related transactions	(2,124)	1,503			(621)
Net realized gain on investments, foreign currency related transactions and futures	26,190,758	5,703,617			31,894,375
Net change in unrealized appreciation or depreciation on:
Investments	42,666,304	11,594,751			54,261,055
Foreign currency related transactions	2,106	1,172			3,278
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	42,668,410	11,595,923			54,264,333
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	68,859,168	17,299,540			86,158,708
Increase(decrease) in net assets resulting from operations	$68,956,748	$17,308,119			$86,515,135

*Foreign taxes withheld	$—	$33,171			$33,171

(A)      Reflects effects of new contractual rates.

4

Portfolios of Investments as of June 30, 2007.

		Pro Forma (Unaudited)					Pro Forma
ING Van		ING Van			ING Van		(Unaudited)
Kampen Large	ING Van	Kampen			Kampen Large	ING Van	ING Van
Cap Growth	Kampen Capital	Capital Growth			Cap Growth	Kampen Capital	Kampen Capital
Portfolio	Growth Portfolio	Portfolio			Portfolio	Growth Portfolio	Growth Portfolio
Shares					Value
COMMON STOCK: 98.2%
				Aerospace/Defense: 1.9%
185,800	—	185,800	@	BE Aerospace, Inc.**	$7,673,540	$—	$7,673,540
22,200	—	22,200		Lockheed Martin Corp. **	2,089,686	—	2,089,686
66,500	—	66,500		Raytheon Co. **	3,583,685	—	3,583,685
					13,346,911	—	13,346,911

				Agriculture: 0.9%
41,700	—	41,700		Altria Group, Inc. **	2,924,838	—	2,924,838
44,000	—	44,000		Loews Corp.	3,399,880	—	3,399,880
					6,324,718	—	6,324,718

				Airlines: 1.9%
370,600	—	370,600	@	AMR Corp. **	9,765,310	—	9,765,310
128,500	—	128,500	@	US Airways Group, Inc. — New**	3,889,695	—	3,889,695
					13,655,005	—	13,655,005

				Apparel: 0.6%
52,800	26,863	79,663		Nike, Inc. **	3,077,712	1,565,844	4,643,556
					3,077,712	1,565,844	4,643,556

				Beverages: 0.6%
68,400	—	68,400		PepsiCo, Inc. **	4,435,740	—	4,435,740
					4,435,740	—	4,435,740

				Biotechnology: 2.1%
233,400	—	233,400	@	Biogen Idec, Inc. **	12,486,900	—	12,486,900
1,550	—	1,550	@	Celgene Corp. **	88,862	—	88,862
23,500	—	23,500	@	Charles River Laboratories International, Inc. **	1,213,070	—	1,213,070
—	20,758	20,758	@	Genentech, Inc.	—	1,570,550	1,570,550
					13,788,832	1,570,550	15,359,382

				Building Materials: 0.2%
—	41,958	41,958	@,@@, L	Cemex SA de CV ADR	—	1,548,250	1,548,250
					—	1,548,250	1,548,250

5

		Pro Forma (Unaudited)					Pro Forma (Unaudited)
ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio			ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio
Shares					Value
				Chemicals: 1.2%
37,900	94,672	132,572		Monsanto Co.	2,559,766	6,394,147	8,953,913
					2,559,766	6,394,147	8,953,913

				Commercial Services: 3.2%
—	29,688	29,688	L	Corporate Executive Board Co.	—	1,927,048	1,927,048
100,900	—	100,900		McKesson Corp. **	6,017,676	—	6,017,676
—	35,385	35,385	@	Monster Worldwide, Inc.	—	1,454,324	1,454,324
—	48,118	48,118	L	Moody’s Corp.	—	2,992,940	2,992,940
284,580	—	284,580		Pharmaceutical Product Development, Inc. **	10,890,877	—	10,890,877
					16,908,553	6,374,312	23,282,865

				Computers: 9.1%
187,300	22,875	210,175	@	Apple, Inc.	22,858,092	2,791,665	25,649,757
1,623,900	—	1,623,900	@	Brocade Communications Systems, Inc. **	12,698,898	—	12,698,898
325,916	—	325,916		Hewlett-Packard Co. **	14,542,372	—	14,542,372
8,600	—	8,600		International Business Machines Corp. **	905,150	—	905,150
—	12,319	12,319	@,@@, L	Research In Motion Ltd.	—	2,463,677	2,463,677
1,628,000	—	1,628,000	@	Sun Microsystems, Inc. **	8,563,280	—	8,563,280
					59,567,792	5,255,342	64,823,134

				Cosmetics /Personal Care: 1.8%
11,500	—	11,500	@	Bare Escentuals, Inc. **	392,725	—	392,725
200,200	—	200,200		Procter & Gamble Co. **	12,250,238	—	12,250,238
					12,642,963	—	12,642,963

				Distribution/Wholesale: 0.2%
—	384,000	384,000	@@	Li & Fung Ltd.	—	1,382,187	1,382,187
					—	1,382,187	1,382,187

				Diversified Financial Services: 2.2%
—	74,804	74,804		American Express Co.	—	4,576,509	4,576,509
—	2,905	2,905	L	Chicago Mercantile Exchange Holdings, Inc.	—	1,552,316	1,552,316
—	4,613	4,613		Fortress Investment Group, LLC	—	109,882	109,882
19,100	—	19,100		Goldman Sachs Group, Inc. **	4,139,925	—	4,139,925
63,400	—	63,400		Merrill Lynch & Co., Inc. **	5,298,972	—	5,298,972
					9,438,897	6,238,707	15,677,604

6

		Pro Forma (Unaudited)					Pro Forma (Unaudited)
ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio			ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio
Shares					Value
				Electric: 1.2%
92,500	—	92,500		Constellation Energy Group, Inc. **	8,063,225	—	8,063,225
14,300	—	14,300		PPL Corp. **	669,097	—	669,097
					8,732,322	—	8,732,322

				Electrical Components & Equipment: 1.7%
399,645	—	399,645	@	Energy Conversion Devices, Inc. **	12,317,059	—	12,317,059
					12,317,059	—	12,317,059

				Electronics: 2.1%
295,810	—	295,810	@	Cymer, Inc. **	11,891,562	—	11,891,562
74,400	—	74,400		PerkinElmer, Inc. **	1,938,864	—	1,938,864
23,400	—	23,400	@	Thermo Electron Corp. **	1,210,248	—	1,210,248
					15,040,674	—	15,040,674

				Engineering & Construction: 1.9%
130,000	—	130,000	@	Foster Wheeler Ltd. **	13,908,700	—	13,908,700
					13,908,700	—	13,908,700

				Food: 3.4%
436,700	—	436,700		ConAgra Foods, Inc. **	11,729,762	—	11,729,762
194,400	—	194,400		Corn Products International, Inc. **	8,835,480	—	8,835,480
55,700	—	55,700		Safeway, Inc. **	1,895,471	—	1,895,471
—	61,998	61,998	@@	Tesco PLC ADR	—	1,561,705	1,561,705
					22,460,713	1,561,705	24,022,418

				Healthcare — Products: 2.5%
180,700	—	180,700		Baxter International, Inc. **	10,180,638	—	10,180,638
—	31,426	31,426		Dade Behring Holdings, Inc.	—	1,669,349	1,669,349
97,000	—	97,000		Johnson & Johnson**	5,977,140	—	5,977,140
					16,157,778	1,669,349	17,827,127

				Healthcare — Services: 2.7%
41,600	—	41,600		UnitedHealth Group, Inc. **	2,127,424	—	2,127,424
218,100	—	218,100	@	WellPoint, Inc. **	17,410,923	—	17,410,923
					19,538,347	—	19,538,347

				Home Builders: 4.6%
367,100	—	367,100		D.R. Horton, Inc. **	7,316,303	—	7,316,303
279,300	—	279,300		KB Home**	10,996,041	—	10,996,041
226,700	—	226,700		Lennar Corp. **	8,288,152	—	8,288,152

7

		Pro Forma (Unaudited)					Pro Forma (Unaudited)
ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio			ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio
Shares					Value
177,400	—	177,400		Ryland Group, Inc. **	6,629,438	—	6,629,438
					33,229,934	—	33,229,934

				Insurance: 4.8%
102,600	—	102,600		Allstate Corp. **	6,310,926	—	6,310,926
—	812	812	@	Berkshire Hathaway, Inc. – Class B	—	2,927,260	2, 927,260
221,800	—	221,800		Chubb Corp. **	12,008,252	—	12,008,252
126,685	—	126,685		HCC Insurance Holdings, Inc. **	4,232,546	—	4,232,546
36,000	31,455	67,455		Loews Corp.	1,835,280	1,603,576	3,438,856
102,320	—	102,320		Travelers Cos., Inc. **	5,474,120	—	5,474,120
					29,861,124	4,530,836	34,391,960

				Internet: 3.7%
—	73,643	73,643	@,L	Amazon.com, Inc.	—	5,037,918	5,037,918
220,100	155,328	375,428	@	eBay, Inc.	7,082,818	4,998,455	12,081,273
—	13,370	13,370	@	Google, Inc.	—	6,997,591	6,997,591
—	97,239	97,239	@,L	Yahoo!, Inc.	—	2,638,094	2,638,094
					7,082,818	19,672,058	26,754,876

				Iron/Steel: 3.0%
146,000	—	146,000		Allegheny Technologies, Inc. **	15,312,480	—	15,312,480
8,500	39,625	48,125		Nucor Corp.	498,525	2,324,006	2,822,531
28,500	—	28,500		United States Steel Corp. **	3,099,375	—	3,099,375
					18,910,380	2,324,006	21,234,386

				Lodging: 2.5%
—	17,400	17,400	@@	Accor SA	—	1,538,174	1,538,174
162,800	—	162,800	@	Las Vegas Sands Corp. **	12,436,292	—	12,436,292
—	35,010	35,010	L	Marriott International, Inc.	—	1,513,832	1,513,832
—	29,807	29,807	@,L	Wynn Resorts Ltd.	—	2,673,390	2,673,390
					12,436,292	5,725,396	18,161,688

				Machinery — Construction & Mining: 1.7%
149,685	—	149,685	@	Terex Corp. **	12,169,391	—	12,169,391
					12,169,391	—	12,169,391

				Machinery — Diversified: 1.9%
126,200	—	126,200	@	AGCO Corp.	5,478,342	—	5,478,342
101,200	—	101,200		Manitowoc Co., Inc.	8,134,456	—	8,134,456
					13,612,798	—	13,612,798

8

		Pro Forma (Unaudited)					Pro Forma (Unaudited)
ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio			ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio
Shares					Value
				Media: 1.9%
—	113,256	113,256	@@	Grupo Televisa SA ADR	—	3,126,998	3,126,998
—	16,411	16,411		McGraw-Hill Cos., Inc.	—	1,117,261	1,117,261
364,300	—	364,300		Time Warner, Inc. **	7,664,872	—	7,664,872
51,500	—	51,500		Walt Disney Co. **	1,758,210	—	1,758,210
					9,423,082	4,244,259	13,667,341

				Metal Fabricate/Hardware: 1.5%
89,500	—	89,500		Precision Castparts Corp. **	10,861,720	—	10,861,720
					10,861,720	—	10,861,720

				Mining: 1.0%
79,200	—	79,200	@	RTI International Metals, Inc. **	5,969,304	—	5,969,304
30,944	—	30,944	@	Titanium Metals Corp. **	987,114	—	987,114
					6,956,418	—	6,956,418

				Miscellaneous Manufacturing: 0.1%
15,900	—	15,900		General Electric Co. **	608,652	—	608,652
					608,652	—	608,652

				Oil & Gas: 5.1%
84,500	—	84,500		Frontier Oil Corp. **	3,698,565	—	3,698,565
30,900	—	30,900		GlobalSantaFe Corp. **	2,232,525	—	2,232,525
99,000	—	99,000		Holly Corp. **	7,344,810	—	7,344,810
30,700	—	30,700		Tesoro Petroleum Corp. **	1,754,505	—	1,754,505
157,600	—	157,600	@	Transocean, Inc. **	16,702,448	—	16,702,448
—	70,301	70,301	@,L	Ultra Petroleum Corp.	—	3,883,427	3,883,427
					31,732,853	3,883,427	35,616,280

				Oil & Gas Services: 2.2%
153,300	—	153,300	@	National Oilwell Varco, Inc. **	15,979,992	—	15,979,992
					15,979,992	—	15,979,992

				Pharmaceuticals: 3.4%
184,200	—	184,200	@	Amylin Pharmaceuticals, Inc. **	7,581,672	—	7,581,672
91,100	—	91,100	@	Gilead Sciences, Inc. **	3,531,947	—	3,531,947
51,500	—	51,500		Merck & Co., Inc. **	2,564,700	—	2,564,700
23,500	—	23,500		Pfizer, Inc. **	600,895	—	600,895
323,600	—	323,600		Schering-Plough Corp. **	9,850,384	—	9,850,384
4,400	—	4,400	@	Theravance, Inc. **	140,800	—	140,800
					24,270,398	—	24,270,398

9

		Pro Forma (Unaudited)					Pro Forma (Unaudited)
ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio			ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio
Shares					Value
				Real Estate: 0.9%
—	160,042	160,042	@@	Brookfield Asset Management, Inc.	—	6,385,673	6,385,673
					—	6,385,673	6,385,673

				Retail: 5.5%
—	25,451	25,451		Abercrombie & Fitch Co.	—	1,857,414	1,857,414
—	52,928	52,928	L	Costco Wholesale Corp.	—	3,097,347	3,097,347
100,500	—	100,500		JC Penney Co., Inc. **	7,274,190	—	7,274,190
62,800	—	62,800		Macy’s, Inc. **	2,498,184	—	2,498,184
—	31,270	31,270		McDonald’s Corp.	—	1,587,265	1,587,265
11,900	—	11,900		Men’s Wearhouse, Inc. **	607,733	—	607,733
321,043	—	321,043		OfficeMax, Inc. **	12,616,990	—	12,616,990
—	29,284	29,284	@,L	Sears Holding Corp.	—	4,963,638	4,963,638
—	59,355	59,355	@	Starbucks Corp.	—	1,557,475	1,557,475
22,600	—	22,600		TJX Cos., Inc. **	621,500	—	621,500
35,400	—	35,400		Wal-Mart Stores, Inc. **	1,703,094	—	1,703,094
					25,321,691	13,063,139	38,384,830

				Semiconductors: 3.9%
712,432	—	712,432		Applied Materials, Inc. **	14,156,024	—	14,156,024
90,700	—	90,700	@	Cypress Semiconductor Corp. **	2,112,403	—	2,112,403
189,400	—	189,400	@	MEMC Electronic Materials, Inc. **	11,576,128	—	11,576,128
					27,844,555	—	27,844,555

				Software: 4.4%
584,800	—	584,800	@	Activision, Inc. **	10,918,216	—	10,918,216
95,400	—	95,400	@	Autodesk, Inc. **	4,491,432	—	4,491,432
393,700	—	393,700		Microsoft Corp. **	11,602,339	—	11,602,339
40,000	—	40,000		SEI Investments Co. **	1,161,600	—	1,161,600
178,341	—	178,341	@	Take-Two Interactive Software, Inc. **	3,561,470	—	3,561,470
					31,735,057	—	31,735,057

				Telecommunications: 4.1%
—	58,876	58,876	@@	America Movil SA de CV ADR	—	3,646,191	3,646,191
45,200	—	45,200	@	American Tower Corp. **	1,898,400	—	1,898,400
—	22,418	22,418	@@,L	China Mobile Ltd. ADR	—	1,208,330	1,208,330
723,000	—	723,000	@	Cisco Systems, Inc.	20,135,547	—	20,135,547
18,800	—	18,800	@	NII Holdings, Inc.	1,517,912	—	1,517,912
—	49,090	49,090	L	Sprint Nextel Corp.	—	1,016,654	1,016,654
					23,551,859	5,871,175	29,423,034

10

		Pro Forma (Unaudited)						Pro Forma (Unaudited)
ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio				ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio
Shares						Value
				Transportation: 0.5%
—	42,627	42,627		CH Robinson Worldwide, Inc.		—	2,238,770	2,238,770
—	37,660	37,660	L	Expeditors International Washington, Inc.		—	1,555,358	1,555,358
						—	3,794,128	3,794,128

				Water: 0.1%
—	12,422	12,422	@@,L	Veolia Environnement ADR		—	974,009	974,009
						—	974,009	974,009

				Total Common Stock 98.2%		599,491,496	104,028,499	703,519,995
				(Cost $)		595,467,169	81,610,091	677,077,260

		Principal Amount					Value
SHORT-TERM INVESTMENTS: 3.9%
				U.S. Government Agency Obligations: 0.1%
$772,000	$—	$772,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07		771,803	—	771,803

				Total U.S. Government Agency Obligations:		771,803	—	771,803
				(Cost $)		771,803	—	771,803

				Securities Lending Collateral(CC): 3.8%
—	26,925,000	26,925,000		The Bank of New York Institutional Cash Reserves Fund		—	26,925,000	26,925,000

				Total Securities Lending Collateral:		—	26,925,000	26,925,000
				(Cost $)		—	26,925,000	26,925,000

				Total Short-Term Investments		771,803	26,925,000	27,696,803
				(Cost $)		771,803	26,925,000	27,696,803

				Total Investments in Securities	102.1%	$600,263,299	$130,953,499	$731,216,798
				(Cost $)*		596,238,972	108,535,091	704,774,063
				Other Assets and Liabilities - Net	(2.1)	11,421,226	(26,064,744)	(14,643,518)
				Net Assets		611,684,525	104,888,755	716,573,280

				Pro Forma Adjustments		—	—	(68,500)
				Net Assets after Pro Forma Adjustments	100.0%	$611,684,525	$104,888,755	$716,504,780

11

		Pro Forma (Unaudited)					Pro Forma (Unaudited)
ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio			ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio	ING Van Kampen Capital Growth Portfolio
Shares					Value
			@	Non-income producing security
			@@	Foreign Issuer
			ADR	American Depositary Receipt
			cc	Securities purchased with cash collateral for securities loaned.
			L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
			**	If the Reorganization is approved, the Portfolio Security is expected to be sold shortly prior to or after the Reorganization.
				Cost for federal income tax purposes is	$601,538,072	$108,709,191	$710,247,263

Net unrealized appreciation consists of:
				Gross Unrealized Appreciation	$28,976,527	$25,040,808	$54,017,335
				Gross Unrealized Depreciation	(30,251,300)	(2,796,500)	(33,047,800)
				Net Unrealized Appreciation	$(1,274,773)	$22,244,308	$20,969,535

12

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (“Board”) of ING Van Kampen Large Cap Growth Portfolio (“Van Kampen Large Cap Growth”) and ING Van Kampen Capital Growth Portfolio (“Van Kampen Capital Growth”) (each, a “Portfolio” or collectively, the “Portfolios”) approved an agreement and plan of reorganization dated December 5, 2007, respectively (the “Plan”) whereby, subject to approval by the shareholders of Van Kampen Large Cap Growth, Van Kampen Capital Growth will acquire all of the assets of Van Kampen Large Cap Growth, subject to the liabilities of such Portfolio, in exchange for issuing shares of Van Kampen Capital Growth to shareholders of Van Kampen Large Cap Growth in a number equal in value to net assets of Van Kampen Large Cap Growth (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Van Kampen Large Cap Growth as the Portfolio whose tax attributes will be carried forward. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2007. The unaudited pro forma statement of assets and liabilities reflects the pro forma combined financial position of Van Kampen Large Cap Growth and Van Kampen Capital Growth at June 30, 2007. The unaudited pro forma statement of operations reflects the pro forma combined results of operations for the twelve months ended June 30, 2007. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for Van Kampen Large Cap Growth and Van Kampen Capital Growth under U.S. generally accepted accounting principles for investment companies. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Van Kampen Capital Growth for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Boards of each Portfolio. Among elements of analysis, the Boards have authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Van Kampen Capital Growth issued in connection with the proposed acquisition of Van Kampen Large Cap Growth by Van Kampen Capital Growth as of June 30, 2007. The number of additional shares issued was calculated by dividing the net assets of each class of Van Kampen Large Cap Growth by the respective class net asset value per share of Van Kampen Capital Growth.

13

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the Merger had taken place on June 30, 2007. Van Kampen Large Cap Growth’s expenses were adjusted assuming Van Kampen Large Cap Growth’s fee structure was in effect for the twelve months ended June 30, 2007, as adjusted for contractual changes made in conjunction with the Merger.

Note 5 – Merger Costs:

Directed Services, LLC, or an affiliate and Van Kampen Large Cap Growth will share the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Merger costs to be incurred by Van Kampen Large Cap Growth are estimated at approximately $68,500. These costs represent one half of the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. Directed Services, LLC, investment adviser to the Portfolios, will bear the other half of the cost of the Merger.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

14

PORTFOLIO MANAGERS’ REPORT FOR

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO

Set forth below is an excerpt from ING Van Kampen Capital Growth Portfolio’s Annual Report for the fiscal year ended December 31, 2006.

* * *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2006

In our semi-annual report we described how the feast of the first quarter had turned to famine in the second quarter for global equities markets on concerns that rising interest rates would freeze out global growth. Indeed as late as June 27, 2006, the year-to-date return on the Morgan Stanley Capital International (“MSCI”) World IndexSM(1) measured in local currencies, including net reinvested dividends had been precisely 0%. However, the second half of the year ended December 31, 2006 was much healthier and the same index powered ahead 12.3% and for the year ended December 31, 2006, returned 20.07%. The return to dollar based investors was a little better at 13.2%, as late in the year a slowing economy and hints that central banks would be diversifying out of dollars weighed on that currency. For the six months ended December 31, 2006, the dollar fell 3.1% against the euro and 5.6% against the pound, but gained 4.1% on the yen due to stumbling growth and miniscule interest rates in Japan. For the year ended December 31, 2006, the dollar fell 10.6% against the euro and 12.4% against the pound, but gained 1.3% against the yen.

As the first half of 2006 ended, the Federal Open Market Committee (“FOMC”) had just raised the federal funds rate for the seventeenth time since June 2004, to 5.25%. The relatively mild accompanying language led many in the fixed income market to hope that the tightening cycle was now over. Not everyone believed it, especially when new Middle East conflict pushed the price of oil to another record on July 14, 2006. But data, especially on housing, had mostly pointed to cooling demand and a tame employment report on August 4, 2006 probably decided the matter. Four days later the FOMC met and did indeed leave rates unchanged. The booming housing market had been a powerful driver of growth in recent years through new construction and demand created by mortgage loan refinancing. This boom was deteriorating appreciably with housing prices and the key new building permits measure falling sharply. Only in the last few days of 2006 did the slump show some signs of bottoming out with unexpectedly good new and existing home sales figures reported, along with rebounding consumer confidence. For the six months ended December 31, 2006, the Lehman Brothers® Aggregate Bond (“LBAB”) Index(2) of investment grade bonds gained 5.09%. For the full year it gained 4.3%. The most important dynamic was the broad yield curve inversion, suggestive of an expected fall in interest rates and a further economic slow down. The ten-year Treasury yield fell 43 basis points (0.43%) to 4.71%, while the yield on the three-month Bill rose by 3 basis points (0.03%) to 4.89%. Since mid-August, with the exception of two days, bond investors had been prepared to lend money to the government for ten years at a lower interest rate than for three months.

Faced with fading business activity, as the key housing engine seized up, and a yield curve inverted to the point of recession according to some commentators, investors in U.S. equities must have been in the mood to sell. Not so fast. Those investors saw things differently and indeed the apparent “disagreement” between the bond market and global stock markets was a well discussed feature of the second half of the year. For one thing, the oil price, having hit its record, fell back, as surly calm returned to the Middle East, as the summer driving and hurricane seasons came and went, and as winter got off to a mild start in the key North East region. The price of oil averaged 22% less in the fourth quarter than at its peak, boosting consumers’ spending power and confidence. And if longer-term interest rates were falling then stocks looked more attractive as bonds provided less competition and the present value of future corporate profits rose. Speaking of which, Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3) companies duly reported their 13th straight double-digit quarterly percentage earnings gain. Gross domestic product (“GDP”) growth may have slowed, but the share of corporate profits, reported at 12.4%, was the highest since the 1950’s. The next merger or acquisition to get investors in the mood never seemed far away. Five of them were even announced in one day on November 6, 2006, sending markets up about 1%. For the year ended December 31, 2006, the S&P 500® Index, including dividends, rose 15.8%, and for the six months ended December 31, 2006, the S&P 500® Index rose 12.7%. All but 30 basis points (0.30%) of the gain came after August 8, 2006, making six-year highs as the year ended.

15

International markets, based on MSCI local currency indices, as in the U.S., finished near their best levels for the year. In Japan the market advanced 8.7%, in 2006, after a late surge. The long awaited increase in interest rates from 0% to 0.25% took place in July just as the economic recovery was losing impetus. Third quarter growth was estimated at only 0.8% and generated by exports and capital spending alone. Consumer spending was lagging despite low unemployment and almost flat prices, yet business confidence remained high and profit growth healthy. Elsewhere, Asian markets ex Japan rose 28.2% in 2006, but with wide disparities, ranging from -2.0% in Thailand to 83.4% in China. In Thailand the uncertainty caused by a military coup was compounded when the junta imposed exchange controls to hold back the strong baht, only to rescind them the next day. China’s market soared in surely speculative excess, and in the absence of attractive alternatives, as investors sought a piece of the world’s fourth largest economy. By the end of 2006 the Chinese market had become the third biggest emerging market after South Korea and Taiwan. European ex UK markets surged 16.1%, in 2006. The Eurozone’s GDP growth had recorded its best first half of a year since 2000, 1.7%, and the lowest unemployment rate, 7.8%, since the start of the Eurozone itself. But as the second half of 2006, wore on there were signs that the best news was behind it and the third quarter’s annualized growth fell to 2.0%. Business confidence, however, stayed buoyant and cheered by extensive merger and acquisition activity despite headwinds in the form of a strengthening euro, a hawkish European Central Bank that raised rates three times and the looming rise in German sales tax. UK equities added 8.6% in the six months ended December 31, 2006. The Bank of England raised rates twice as GDP growth accelerated to 2.9% year over year, inflation climbed above target and house prices, an important demand generator, continued their recovery with average prices up more than 10% in 2006. Again, however, it was widespread, large scale mergers and acquisitions energizing the market.

(1) The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The S&P 500® Index is an unmanaged index that measures the performance of the securities of approximately 500 of the largest companies in the U.S.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

16

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO: PORTFOLIO MANAGERS’ REPORT

The ING Van Kampen Capital Growth Portfolio (the “Portfolio”) seeks long-term capital appreciation. The Portfolio is managed by Dennis Lynch and David Cohen, Managing Directors and Sam Chainani and Alexander Norton, Executive Directors, of Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen) — the Sub-Adviser.

Performance: For the year ended December 31, 2006, the Portfolio’s Class S shares provided a total return of 4.06%, compared to the Russell 1000® Growth Index(1), which returned 9.07% for the same period.

Portfolio Specifics: Volatility characterized the equity markets for the year ended December 31, 2006. During the first half of the year, investors grappled with high oil prices, rising interest rates and a slowing housing market. Moreover, the Federal Open Market Committee (the “Fed”) continued its policy of monetary tightening, fueling concerns that this prolonged period of interest rate increases might slow the economy too much. Tensions erupted in May and June in the form of a market sell-off following the Fed’s 16th and 17th consecutive federal funds rate increases.

By August, however, the markets once again entered positive territory. The Fed stopped raising the target federal funds rate following its June 29th meeting, and left the rate unchanged for the remainder of its policy meetings in 2006. Energy prices during the third and fourth quarters were still elevated, but receded from the record high set in July. For the most part, corporate earnings reported throughout the year were still better than expected, company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity that began in 2005 continued into 2006. Although economic growth was clearly moderating and housing data continued to decline, the immediate threat of recession subsided and a “soft landing” seemed more possible.

Areas of weakness for the Portfolio relative to the Russell 1000® Growth Index included the consumer discretionary sector, where an overweight allocation and stock selection in commercial services, education services and leisure time companies diminished returns. Performance within the producer durables sector suffered due to stock selection and an overweight allocation in homebuilding companies and an avoidance of aerospace stocks. Although an underweight allocation in the health care sector was beneficial, the sector lagged overall on stock selection in pharmaceutical companies, and in medical and dental instrument supply firms.

Despite these negative factors, there were several areas of strength for the Portfolio. The multi-industry sector, which includes conglomerates, produced strong gains as a result of stock selection, offsetting an overweight that detracted slightly from returns. A single holding along with an overweight allocation boosted performance in the materials and processing sector. Within the utilities sector, an overweight sector allocation combined with stock selection in telecommunications companies added to returns.

17

Industry Allocation

as of December 31, 2006

(as a percent of net assets)

Portfolio holdings are subject to change daily.

Top Ten Holdings*

as of December 31, 2006

(as a percent of net assets)

Google, Inc.	6.0%

Brookfield Asset Management, Inc.	5.5%

Monsanto Co.	5.5%

eBay, Inc.	5.1%

Sears Holding Corp.	5.0%

Ultra Petroleum Corp.	3.6%

American Express Co.	3.6%

Yahoo!, Inc.	3.4%

Marriott International, Inc.	3.4%

Grupo Televisa SA	3.3%

*      Excludes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

18

Current Strategy and Outlook: At the end of the period, consumer discretionary represented the largest sector weight and overweight in the Portfolio, followed by financial services and the multi-industry sector. Both the financial services sector and the multi-industry sector were overweighted relative to the Russell 1000® Growth Index.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Average Annual Total Returns for the Periods Ended December 31, 2006*

		Since Inception		Since Inception	Since Inception
		of Class I		of Class S	of Class S2
	1 Year	May 6, 2004		May 1, 2002	September 9, 2002
Class I	4.31%	9.94%		—	—
Class S	4.06%	—		4.97%	—
Class S2	3.90%	—		—	10.62%
Russell 1000® Growth Index(1)	9.07%	7.91	%(2)	5.37%	10.16	%(3)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Van Kampen Capital Growth Portfolio against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

19

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

*              Class ADV commenced operations on December 29, 2006, therefore, there is no performance information        for the period ended December 31, 2006.

(1)           The Russell 1000® Growth Index measures the performance of the 1,000 largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth.

(2)           Since inception performance of the index is shown from May 1, 2004.

(3)           Since inception performance of the index is shown from September 1, 2002.

20

PART C:

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, provides for the indemnification of trustees and officers as follows:

The Trust shall indemnify (from the assets of the Series or Series in question or, if appropriate and permitted, from the assets of a Class or Classes) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants, and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).

Pursuant to Indemnification Agreements between the ING Investors Trust (the “Trust”) and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services, LLC (“DSL”) and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”).  Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers.  Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC (“ING Investments”) with respect to ING American Funds Portfolios, ING LifeStyle Portfolios, ING MarketPro Portfolio, ING MarketStyle Portfolios, ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, MarketStyle, MarketPro, and ING VP Index Plus International Equity Portfolios.  Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16.		EXHIBITS

(1)	(A)	Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

	(B)	Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

	(C)	Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

	(D)	Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

	(E)	Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

	(F)	Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

	(G)	Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

	(H)	Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

	(I)	Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

	(J)	Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

	(K)	Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

	(L)	Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

	(M)	Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

	(N)	Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

	(O)	Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

	(P)	Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

(Q)	Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(R)	Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(S)	Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(T)

Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

(U)

Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

(V)

Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

(W)

Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

(X)

Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio (33)

(Y)

Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio (33)

(Z)	Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio (33)

(AA)

Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio (33)

(BB)

Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio (33)

(CC)

Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio (33)

(DD)

Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(EE)

Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio (35)

(FF)

Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio (35)

(GG)

Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest (35)

(HH)

Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio (36)

(II)

Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio (36)

(JJ)	Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio (36)

(KK)	Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio (38)

(LL)	Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio (38)

(MM)	Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio (38)

(NN)	Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio (38)

(OO)

Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio (40)

(2)	By-laws (1)

(3)	Not applicable.

(4)

Agreement and Plan of Reorganization between ING Investors Trust on behalf of its ING Van Kampen Large Cap Growth Portfolio series and ING Investors Trust, on behalf of its ING Van Kampen Capital Growth Portfolio series — Filed herewith.

(5)	Instruments Defining Rights of Security Holders (1)

(6)	(A)	(1)

Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, is hereby amended and restated January 1, 2007 between ING Investors Trust and Directed Services, LLC (35)

(i)

Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING BlackRock Large Cap Value Portfolio, ING BlackRock Large Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Equity Growth Portfolio, effective for the period May 1, 2006 through May 1, 2007 (35)

(ii)

Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Legg Mason Partners All Cap Portfolio, for the period from August 1, 2006 through and including May 1, 2008 (35)

(iii)

Amended Schedule A and Amended Schedule B, effective April 30, 2007, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services, LLC, regarding ING Franklin Mutual Shares Portfolio (36)

			(iv)	Letter Agreement, dated April 30, 2007, to reduce the annual investment management fee for ING Van Kampen Capital Growth Portfolio, for the period from April 30, 2007 through May 1, 2008 (36)

(v)

Letter Agreement, dated May 1, 2007, to reduce the investment management fees for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Core Equity Portfolio and ING UBS U.S. Allocation Portfolio, for the period from May 1, 2007 through May 1, 2008 (36)

		(2)		Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds) (20)

			(i)	First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

			(ii)	Second Amendment to Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006 (35)

		(iii)	Amended Schedule A, effective November 9, 2007, to the Investment Management Agreement dated August 21, 2003 between ING Investors Trust and ING Investments, LLC (41)

	(3)		Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC (24)

		(i)	First Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(ii)

Amended Schedule A, effective October 17, 2007, with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC, regarding ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING MarketStyle, ING MarketPro, and ING VP Index Plus International Equity Portfolios (40)

		(iii)	Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC effective as of December 15, 2006 (35)

	(4)	Amended and Restated Investment Management Agreement, effective April 29, 2005 is hereby amended and restated January 1, 2007, between ING Investors Trust and Directed Services, LLC (35)

(i)

Amended Schedule A, effective August 20, 2007, with respect to the Amended and Restated Investment Management Agreement between ING Investors Trust and Directed Services, LLC, regarding ING Focus 5 Portfolio (39)

	(5)	Letter Agreement, dated January 1, 2007, between ING Investors Trust and Directed Services, LLC (36)

(B)	Portfolio Management Agreements

	(1)	Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (2)

		(i)	Schedule A to Portfolio Management Agreement (25)

(ii)

Amended Schedule B, effective April 28, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios (34)

		(iii)	Letter Agreement, dated December 5, 2001, to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (11)

		(iv)	Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (22)

		(v)	Third Amendment to Portfolio Manager Agreement dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc., effective as of December 15, 2006 (35)

(2)	Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Direct Services Inc., and Lord, Abbett & Co. LLC (35)

	(i)	First Amendment to Portfolio Management Agreement dated December 1, 2005 among ING Investors Trust, Directed Services, Inc., and Lord, Abbett & Co. LLC, effective as of December 15, 2006 (37)

(3)

Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company (33)

	(i)	Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio (35)

(ii)

First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006 (37)

(4)	Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management L.P. (1)

	(i)	Schedule A and Schedule B Compensation for Services to Series (25)

	(ii)	First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management, L.P. (22)

	(iii)	Second Amendment to Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and AllianceBernstein, L.P., effective as of December 15, 2006 (35)

(5)	Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and Salomon Brothers Asset Management Inc. (33)

	(i)	Amended Schedule B, effective August, 1, 2006, Compensation for Series (35)

	(ii)	Assumption Agreement made December 1, 2006 between Salomon Brothers Asset Management Inc and CAM North America, LLC (to be renamed ClearBridge Advisors, LLC) (35)

	(iii)	First Amendment to Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and ClearBridge Advisors, LLC dated December 15, 2006 (35)

(6)	Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company (9)

	(i)	Schedule A (26)

	(ii)	Amended Schedule B, dated April 29, 2005, Compensation for Services to Series (35)

	(iii)	Termination letter, dated October 6, 2005 to terminate Capital Guardian Trust Company as Portfolio Manager to ING Capital Guardian Managed Global Portfolio (33)

(iv)

First Amendment to Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company effective as of December 15, 2006 (37)

(7)	Amended and Restated Portfolio Management Agreement, dated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (33)

(i)

Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio (33)

(ii)

Amended Schedule A, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iii)

Amended Schedule B Compensation for Services to Series, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iv)

First Amendment to Amended and Restated Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006 (37)

(8)	Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (18)

	(i)	Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004 (26)

(ii)

First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006 (35)

(9)	Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc. (18)

	(i)	Schedule A (25)

	(ii)	Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (22)

	(iii)	Amendment to Portfolio Management Agreement and Amended Schedule B, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (33)

(iv)

Second Amendment to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006 (36)

(v)

Third Amendment to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of April 30, 2007 (36)

(10)

Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005 (34)

(i)

First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006 (36)

(11)	Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (18)

	(i)	Schedule A (25)

	(ii)	First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

	(iii)	Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

	(iv)	Letter to amend the Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC dated January 1, 2004 (35)

	(v)	Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio (23)

	(vi)	Fourth Amendment to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc., and Janus Capital Management LLC effective as of December 15, 2006 (36)

(vii)

Amended Schedule B, Compensation for Services to Series to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC, effective April 30, 2007 (37)

(12)	Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. (20)

	(i)	Amended Schedule B Compensation for Services to Series to Portfolio Management Agreement, dated April 29, 2005 (33)

(ii)

First Amendment to Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. effective as of December 15, 2006 (36)

(13)	Amended and Restated Portfolio Management Agreement, effective as of April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (27)

(i)

First Amendment to Amended and Restated Portfolio Management Agreement dated April 29, 2005 between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC, effective December 15, 2006 (35)

(14)	Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC (19)

(i) First Amendment to Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC, effective as of December 15, 2006 (36)

(15)	Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

(i) Amended Schedule A to the Sub-Advisory Agreement between Directed Services, Inc. and Aeltus Investment Management, Inc., effective August 20, 2006 (39)

(ii) First Amendment to Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. effective as of September 1, 2003 (22)

(iii)

Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006 (35)

(16)	Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios (28)

(i)

First Amendment to Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios, effective as of December 15, 2006 (35)

(17)	Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC (24)

(i)

First Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC effective as of December 15, 2006 (36)

(18)	Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. (25)

(i) First Amendment to Portfolio Management Agreement, dated May 3, 2004 between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. effective as of December 1, 2005 (33)

(ii)

Second Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Capital Management, Inc., effective as of December 15, 2006. (35)

(19)	Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V. (28)

(i) First Amendment to Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V., effective as of December 15, 2006 (35)

(20)	Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (26)

(i)

Amended Schedule A Compensation for Services to Series, effective May 11, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (39)

(ii)

First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006 (36)

(21)	Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. (25)

(i) First Amendment to Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. effective as of December 15, 2006 (36)

(22)	Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. (29)

(i) Amended Schedule A Compensation for Services to Series, effective November 30, 2005 (29)

(ii) First Amendment to Portfolio Management Agreement dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. effective as of December 15, 2006 (35)

(23)	Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio (30)

(i)

Amended Schedule A to the Sub-Advisory Agreement dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective April 28, 2006 (35)

(ii)

First Amendment to Sub-Advisory Agreement, dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective as of December 15, 2006 (35)

(24)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio (34)

(i)

First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio effective as of December 15, 2006 (36)

		(25)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

(i)

First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of December 15, 2006 (35)

		(26)	Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (36)

			(i)	Amended Schedule A, effective April 30, 2007, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (39)

		(27)	Sub-Advisory Agreement, dated April 30, 2007, between ING Investors Trust, Directed Services, LLC and BlackRock Financial Management, Inc. (37)

		(28)	Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited (35)

(i)

Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006 (35)

			(ii)	First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006 (35)

(7)	(A)	(1)	(1)	Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC (35)

			(i)	Amended Schedule A, effective November 9, 2007, to the Distribution Agreement between ING Investors Trust and ING Funds Distributor, LLC (41)

(8)	Not Applicable.

(9)	(A)	(1)	Custody Agreement, dated January 6, 2003, with The Bank of New York (19)

			(i)	Amended Exhibit A, to the Custody Agreement, dated January 6, 2003, with the Bank of New York effective November 9, 2007 (41)

		(2)	Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York (20)

			(i)	Amended Exhibit A, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York, effective November 9, 2007 (41)

		(3)		Fund Accounting Agreement, dated January 6, 2003, with Bank of New York (22)

			(i)	Amended Exhibit A, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York effective November 9, 2007 (41)

(10)	(A)	(1)	Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effective January 1, 2007 (36)

			(i)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated July 31, 2007, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares (38)

			(ii)	Amended Schedule A, effective October 17, 2007, to the Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares (40)

			(iii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated October 17, 2007, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares (40)

	(B)	(1)	Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective January 1, 2007 (36)

			(i)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares (36)

			(ii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated August 20, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING Focus 5 Portfolio (39)

			(iii)	Amended Schedule A, effective October 17, 2007, to Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares (39)

			(iv)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated October 17, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING LifeStyle Conservative Portfolio (40)

	(C)

ING Investors Trust Amended and Restated Distribution Plan with ING Investors Trust, effective January 1, 2007, for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth – Income Portfolio (36)

	(D)			Amended and Restated Distribution Plan with ING Investors Trust, effective November 9, 2007, for ING American Funds Portfolios (41)

	(E)	(1)		Shareholder Service Plan with ING Investors Trust, effective January 1, 2007 for Service and Service 2 Class Shares (36)

			(i)

Amended Schedule A Schedule of Series, effective October 17, 2007, with respect to the Shareholder Service Plan for Service and Service 2 Class shares, between ING Investors Trust and ING Funds Distributor, LLC regarding ING ING LifeStyle Conservative Portfolio (40)

(ii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007 regarding the waiving of service fee payable to ING Funds Distributor, LLC for the Service Class Shares of ING Van Kampen Growth and Income Portfolio (36)

	(F)		Shareholder Service Plan, effective November 9, 2007, with ING Investors Trust for ING American Funds Portfolios (41)

	(G)	(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005 (26)

(i) Amended Schedule A, effective October 17, 2007, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust (39)

(11)	Opinion and Consent of Counsel — Filed herewith.

(12)			Opinion and Consent of Counsel Supporting Tax Matters and Consequences *

(13)	(A)	(1)	Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services LLC and ING Funds Services, LLC (35)

(i)

Amended Schedule A, effective April 30, 2007, to the Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC to include ING Franklin Mutual Shares Portfolio and the redesignation of ING Van Kampen Equity Growth Portfolio and ING Van Kampen Capital Growth Portfolio (36)

		(2)	Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company (27)

		(3)	Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company (13)

		(4)	Amended and Restated Administration Agreement, dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC (26)

(i)

Amended Schedule A, effective July 17, 2006, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(ii)

Amended Schedule A, effective April 30, 2007, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC to include ING BlackRock Inflation Protected Bond Portfolio and ING Franklin Templeton Founding Strategies Portfolio (36)

		(5)	Administration Agreement, dated May 3, 2004, between ING Investors Trust and ING Funds Services, LLC (24)

(i) Amended Schedule A, effective August 15, 2005 to the Administration Agreement between ING Investors Trust and ING Funds Services, LLC (27)

(B)	(1)	Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. (25)

(i)

Amended Schedule A of Series, dated April 29, 2005, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, LLC, effective July 17, 2006, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(2)

Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

	(3)	Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

	(4)	Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I, dated August 7, 2003 (22)

		(i)	Amended Exhibit A, effective November 9, 2007, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 (41)

		(ii)	Global Securities Lending Supplement (25)

(C)	(1)	Organizational Agreement for Golden American Life Insurance Company (1)

		(i)	Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

		(ii)	Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

		(iii)	Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

		(iv)	Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

		(v)	Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

(vi)

Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

		(vii)	Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

		(viii)	Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

(ix) Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

(x) Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

(xi) Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

(xii)

Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

	(2)	Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

(i) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

(D)	(1)	Settlement Agreement for Golden American Life Insurance Company (1)

	(2)	Assignment Agreement for Settlement Agreement (2)

	(3)	Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

	(4)	Assignment Agreement for Settlement Agreement (1)

(E)	(1)	Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc. (1)

	(2)	Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

(i) Form of Schedule A with respect to Indemnification Agreement (25)

(F)	(1)

Form of Fund Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.(36)

(2)

Form of Shareholder Servicing Agreement, effective January 1, 2007, between ING Investors Trust, ING Partners, Inc., ING Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company (36)

(G)	(1)	Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. (20)

(i) Amended and Restated Exhibit A, effective November 9, 2007 with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc. (41)

	(H)	(1)	Allocation Agreement dated May 24, 2002 — Fidelity Bond (23)

(i) Amended Schedule A with respect to the Allocation Agreement — Blanket Bond (33)

		(2)	Allocation Agreement dated May 24, 2002 — Directors & Officers Liability (23)

(i) Amended Schedule A with respect to the Allocation Agreement — Directors and Officers Liability (33)

		(3)	Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007 (36)

		(4)	FT Interactive Fee Allocation Agreement made August 21, 2003 (23)

(i) Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement (33)

(ii) Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement (24)

		(5)	Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007 (36)

	(I)	(1)	Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated February 1, 2005, between ING Investments, LLC and ING Investors Trust (25)

(i)

Amended Schedule A, effective April 28, 2006, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust, to include ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

		(2)	Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

(i) Form of Amended Schedule A, effective April 30, 2007, to the Amended and Restated Expense Limitation Agreement between ING Funds Distributor, LLC and ING Investors Trust (36)

		(3)	Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

		(4)	Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust (36)

(5)

Letter Agreement, dated April 30, 2007, between Directed Services, LLC and ING Investors Trust, regarding ING BlackRock LargeCap Growth Portfolio and ING Janus Contrarian Portfolio for the period of April 30, 2007 through May 1, 2009 (36)

(14)	Consent of independent auditor - Filed herewith.

(15)	Not applicable.

(16)	Powers of attorney - Filed herewith.

(17)	Not applicable.

*	To be filed by subsequent Post-Effective Amendment

	(1)	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.
	(2)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.
	(3)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.
	(4)	Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.
	(5)	Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.
	(6)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.
	(7)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.
	(8)	Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.
	(9)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.
	(10)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.
	(11)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.
(12)

Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

(13)

Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

	(14)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.
	(15)	Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.
	(16)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.
(17)

Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

(18)

Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

(19)

Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

(20)

Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.

(21)	Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.
(22)	Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.
(23)	Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.
(24)	Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.
(25)	Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512.
(26)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512.
(27)	Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512.
(28)	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512.
(29)	Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512.
(30)	Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512.
(31)	Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512.
(32)	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512.
(33)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512.
(34)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006.
(35)	Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007.
(36)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007.
(37)	Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007.
(38)	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 27, 2007
(39)	Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 17, 2007
(40)	Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of ING Investors Trust as filed on October 16, 2007
(41)	Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 5, 2007

ITEM 17.	UNDERTAKINGS

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned registrant under takes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 11th  day of  January, 2008.

ING INVESTORS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief Executive	January 11, 2008
Shaun P. Mathews*	Officer

	Senior Vice President and	January 11, 2008
Todd Modic*	Chief/Principal Financial Officer

	Trustee	January 11, 2008
Colleen D. Baldwin*

	Trustee	January 11, 2008
John V. Boyer*

	Trustee	January 11, 2008
Patricia W. Chadwick*

	Trustee	January 11, 2008
Robert W. Crispin*

	Trustee	January 11, 2008
Peter S. Drotch*

	Trustee	January 11, 2008
J. Michael Earley*

	Trustee	January 11, 2008
Patrick W. Kenny*

	Trustee	January 11, 2008
Sheryl K. Pressler*

	Trustee	January 11, 2008
David W.C. Putnam*

	Trustee	January 11, 2008
Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary**

**	Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee – Filed herewith.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION

(4)

Agreement and Plan of Reorganization dated December 5, 2007 between ING Investors Trust on behalf of its ING Van Kampen Large Cap Growth Portfolio series and ING Investors Trust on behalf of its Van Kampen Capital Growth Portfolio series

(11)	Opinion of Counsel
(14)	Consent of Independent Auditors
(16)	Powers of Attorney